UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-10377

PIMCO Municipal Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Bradley Todd

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO CLOSED-END FUNDS

Semiannual Report

June 30, 2019

PIMCO Municipal Income Fund | PMF | NYSE

PIMCO Municipal Income Fund II | PML | NYSE

PIMCO Municipal Income Fund III | PMX | NYSE

PIMCO California Municipal Income Fund | PCQ | NYSE

PIMCO California Municipal Income Fund II | PCK | NYSE

PIMCO California Municipal Income Fund III | PZC | NYSE

PIMCO New York Municipal Income Fund | PNF | NYSE

PIMCO New York Municipal Income Fund II | PNI | NYSE

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank.

You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 844.337.4626. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

		Page

Letter from the Chair of the Board & President		2

Important Information About the Funds		4

Financial Highlights		18

Statements of Assets and Liabilities		22

Statements of Operations		24

Statements of Changes in Net Assets		26

Statements of Cash Flows		30

Notes to Financial Statements		61

Glossary		76

Changes to Boards of Trustees		77

Approval of Investment Management Agreement		78

Fund	Fund Summary	Schedule of Investments

PIMCO Municipal Income Fund	9	32

PIMCO Municipal Income Fund II	10	37

PIMCO Municipal Income Fund III	11	42

PIMCO California Municipal Income Fund	12	47

PIMCO California Municipal Income Fund II	13	50

PIMCO California Municipal Income Fund III	14	53

PIMCO New York Municipal Income Fund	15	56

PIMCO New York Municipal Income Fund II	16	58

Letter from the Chair of the Board & President

Dear Shareholder,

Following this letter is the PIMCO Closed-End Funds Semiannual Report, which covers the six-month reporting period ended June 30, 2019. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance over the reporting period.

For the six-month reporting period ended June 30, 2019

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 2.2% during the fourth quarter of 2018. For the first quarter of 2019, GDP growth rose to an annual pace of 3.1%. Finally, the Commerce Department’s initial reading for second quarter 2019 GDP, released after the reporting period ended, showed that the U.S. economy grew at a 2.1% annual pace.

After raising rates four times in 2018, the Federal Reserve (the “Fed”) reversed course and had a “dovish pivot.” With its December 2018 rate hike, the Fed increased the federal funds rate to a range between 2.25% and 2.50%. However, at its meeting in January 2019, the Fed tapered its expectations for the pace of rate hikes in 2019. Then, after the Fed’s meeting in June 2019, Fed Chair Jerome Powell said, “The case for somewhat more accommodative policy has strengthened.” This stance was partially attributed to trade tensions and signs of slowing global growth, including weakening manufacturing data. Finally, at its meeting that concluded on July 31, 2019, after the reporting period ended, the Fed lowered the federal funds rate to a range between 2.00% and 2.25%. This represented the Fed’s first rate cut since 2008.

Economic activity outside the U.S. decelerated during the reporting period. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies. The ECB ended its quantitative easing program in December 2018 and indicated that it does not expect to raise interest rates, “at least through the first half of 2020.” Meanwhile, the Bank of England kept rates on hold during the reporting period.

Both short- and long-term U.S. Treasury yields declined. In our view, falling rates were partially due to signs of moderating global growth, the Fed’s dovish pivot and periods of investor risk aversion. The yield on the two-year U.S. Treasury note was 1.75% at the end of the reporting period, compared to 2.48% on December 31, 2018. Meanwhile, the yield on the benchmark 10-year U.S. Treasury note was 2.00% at the end of the reporting period, versus 2.69% on December 31, 2018. The Bloomberg Barclays Global Treasury Index (USD hedged), which tracks fixed-rate, local-currency government debt of investment grade countries, including both developed and emerging markets, returned 5.52%. Meanwhile, the Bloomberg Barclays Global Aggregate Credit Index (USD hedged), a widely used index of global investment grade credit bonds, returned 8.22%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, also generated positive results. The ICE BofAML Developed Markets High Yield Constrained Index (USD hedged), a widely used index of below investment grade bonds, returned 10.05%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD hedged), returned 10.60%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 8.72%.

The municipal (or “muni”) market moved steadily higher, posting returns over each of the six months of the reporting period. As was the case with the taxable U.S. bond market, munis were supported by falling interest rates. All told, the Bloomberg Barclays Municipal Bond Index returned 5.09% during the six months ended June 30, 2019.

2	PIMCO CLOSED-END FUNDS

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Closed-End Funds investments, please contact your financial advisor, or call the Funds’ shareholder servicing agent at (844) 33-PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely,

Deborah A. DeCotis	Eric D. Johnson
Chair of the Board of Trustees	President

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	JUNE 30, 2019	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movement in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. Thus, the Funds currently face a heightened level of interest rate risk, especially as the Federal Reserve Board ended its quantitative easing program in October 2014 and raised interest rates several times thereafter before lowering them in July 2019. Interest rates may change in the future depending upon the Federal Reserve Board’s view of economic growth, inflation, employment and other market factors. To the extent the Federal Reserve Board raises interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.” Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses.

With respect to certain securities, the Funds may make different asset class, sector or geographical classifications for the purpose of monitoring compliance with investment guidelines than the classifications disclosed in this report.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s decision to leave the European Union may impact Fund returns. This decision may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests are not known.

Under the direction of the Federal Housing Finance Agency, the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of FNMA and FHLMC certificates. The Single Security Initiative was implemented on June 3, 2019, and the effects it may have on the market for mortgage-backed securities are uncertain.

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which a Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of a Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of PIMCO than its investments in taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Laws, referenda, ordinances or regulations enacted in the future by Congress or state legislatures or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of

4	PIMCO CLOSED-END FUNDS

municipal issuers to levy taxes. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

A Fund that has substantial exposures to California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Certain issuers of California municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain California issuers to pay principal or interest on their obligations. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

A Fund that has substantial exposures to New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. While New York’s economy is broad, it does have concentrations in the financial services industry, and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by a Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in a Fund’s net asset value (“NAV”). A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

A Fund’s use of leverage creates the opportunity for increased income for the Fund’s common shareholders, but also creates special risks. Leverage is a speculative technique that may expose a Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on a Fund’s portfolio, the interest and other costs of leverage to the Fund could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to the Fund’s common shareholders. In addition, fees and expenses of any form of leverage used by a Fund will be borne entirely by its common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Fund’s common shares. Moreover, to make payments of interest and other loan costs, the Funds may be forced to sell portfolio securities when it is not otherwise advantageous to do so. In addition, because the fees received by PIMCO are based on the daily NAV of the Funds (including any assets attributable to any preferred shares that may be outstanding), PIMCO has a financial incentive for the Funds to use certain forms of leverage, which may create a conflict of interest between PIMCO, on the one hand, and the Funds’ common shareholders, on the other hand. There can be no assurance that a Fund’s use of leverage will result in a higher yield on its common shares, and it may result in losses. Leverage creates several major types of risks for a Fund’s common shareholders, including (1) the likelihood of greater volatility of the NAV and market price of the Fund’s common shares, and

SEMIANNUAL REPORT	JUNE 30, 2019	5

Important Information About the Funds (Cont.)

of the investment return to the Fund’s common shareholders, than a comparable portfolio without leverage; (2) the possibility either that the Fund’s common share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on the Fund’s common shares will fluctuate because such costs vary over time; and (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Fund’s common shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Fund’s common shares. Moreover, to make payments of interest and other loan costs, a Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so.

There is a risk that a Fund investing in a tender option bond program will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of, among other things, a credit rating downgrade, a payment default or a disqualification from tax-exempt status. A Fund’s investment in the securities issued by a tender option bond trust may involve greater risk and volatility than an investment in a fixed rate bond, and the value of such securities may decrease significantly when market interest rates increase. Tender option bond trusts could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to dispose of portfolio investments at inopportune times and prices. A Fund may use a tender option bond program as a way of achieving leverage in its portfolio, in which case the Fund will be subject to leverage risk.

High-yield bonds (commonly referred to as “junk bonds”) typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. A Fund may purchase unrated securities (which are not rated by a rating agency) if PIMCO determines that the security is of comparable quality to a rated security that a Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that PIMCO may not accurately evaluate the security’s comparative credit quality, which could result in a Fund’s portfolio having a higher level of credit and/or high yield risk than PIMCO has estimated or desires for the Fund, and could negatively impact the Fund’s performance and/or returns. Certain Funds may invest a substantial portion of their assets in unrated securities and therefore may be particularly subject to the associated risks. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt obligations. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities. The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Defaulted securities are often illiquid and may not be actively traded. Sales of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cyber security breaches involving a Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, distributors and other third parties),

6	PIMCO CLOSED-END FUNDS

trading counterparties or issuers in which a Fund invests can also subject a Fund to many of the same risks associated with direct cyber security breaches. Moreover, cyber security breaches involving trading counterparties or issuers in which a Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value.

Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Like with operational risk in general, the Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers in which a Fund may invest, trading counterparties or third party service providers to the Funds. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders could be negatively impacted as a result.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment.

Shares of closed-end investment management companies, such as the Funds, frequently trade at a discount from their NAV and may trade at a price that is less than the initial offering price and/or the NAV of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the NAV of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to NAV thereafter.

The Funds may be subject to various risks, including, but not limited to, the following: asset allocation risk, credit risk, stressed securities risk,

distressed and defaulted securities risk, corporate bond risk, market discount risk, leverage risk, high yield risk, market risk, issuer risk, liquidity risk, equity securities and related market risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, mortgage market/ subprime risk, currency risk, redenomination risk, non-diversification risk, management risk, municipal bond risk, tender option bond risk, inflation-indexed security risk, senior debt risk, loans, participations and assignments risk, reinvestment risk, real estate risk, U.S. Government securities risk, foreign (non-U.S.) government securities risk, valuation risk, segregation and cover risk, focused investment risk, credit default swaps risk, event-linked securities risk, counterparty risk, preferred securities risk, confidential information access risk, other investment companies risk, private placements risk, inflation/deflation risk, regulatory risk, tax risk, recent economic conditions risk, market disruptions and geopolitical risk, potential conflicts of interest involving allocation of investment opportunities, repurchase agreements risk, securities lending risk, zero-coupon bond and payment-in-kind securities risk, portfolio turnover risk, smaller company risk, short sale risk, convertible securities risk, derivatives risk, interest rate risk, concentration risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, insurance risk, operational risk, call risk and cybersecurity risk. A description of certain of these risks is available in the Notes to Financial Statements of this report.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses.

SEMIANNUAL REPORT	JUNE 30, 2019	7

Important Information About the Funds (Cont.)

The following table discloses the commencement of operations and diversification status of each Fund:

Fund Name	Commencement of Operations	Diversification Status
PIMCO Municipal Income Fund	06/29/01	Diversified
PIMCO Municipal Income Fund II	06/28/02	Diversified
PIMCO Municipal Income Fund III	10/31/02	Diversified
PIMCO California Municipal Income Fund	06/29/01	Diversified
PIMCO California Municipal Income Fund II	06/28/02	Diversified
PIMCO California Municipal Income Fund III	10/31/02	Diversified
PIMCO New York Municipal Income Fund	06/29/01	Non-diversified
PIMCO New York Municipal Income Fund II	06/28/02	Non-diversified

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Investment Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (“SAI”), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment

Advisers Act of 1940. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-PORT. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov and are available without charge, upon request by calling the Funds at (844) 33-PIMCO. Prior to its use of Form N-PORT, each Fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

The SEC adopted a rule that, beginning in 2021, generally will allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. Instructions for electing to receive paper copies of a Fund’s shareholder reports going forward may be found on the front cover of this report.

8	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund

Symbol on NYSE - PMF

Allocation Breakdown as of 06/30/2019†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	23.8%

Highway Revenue Tolls	10.5%

Tobacco Settlement Funded	7.1%

Natural Gas Revenue	6.5%

Miscellaneous Revenue	5.1%

Sales Tax Revenue	5.1%

Ad Valorem Property Tax	5.1%

College & University Revenue	4.2%

Electric Power & Light Revenue	4.0%

Water Revenue	3.4%

Port, Airport & Marina Revenue	3.3%

Special Assessment	3.0%

Sewer Revenue	2.7%

Miscellaneous Taxes	2.6%

Income Tax Revenue	2.3%

Industrial Revenue	2.2%

Lease Revenue	2.1%

Appropriations	1.9%

Nuclear Revenue	1.1%

General Fund	1.0%

Other	2.9%

Short-Term Instruments	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2019)(1)

Market Price	$14.46

NAV	$13.19

Premium/(Discount) to NAV	9.63%

Market Price Distribution Rate(2)	4.95%

NAV Distribution Rate(2)	5.43%

Total Effective Leverage(3)	46%

Average Annual Total Return(1) for the period ended June 30, 2019

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	18.31%	16.03%	6.45%	9.64%	6.77%
NAV	9.77%	10.93%	7.39%	10.91%	7.04%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields dropped across the yield curve.

»	Exposure to the revenue segment contributed to performance, as the segment outperformed the broad municipal market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the broad municipal market.

»	Lack of exposure to the housing sector detracted from performance, as the sector had positive performance.

SEMIANNUAL REPORT	JUNE 30, 2019	9

PIMCO Municipal Income Fund II

Symbol on NYSE - PML

Allocation Breakdown as of 06/30/2019†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	22.1%

Highway Revenue Tolls	10.6%

Tobacco Settlement Funded	8.8%

Natural Gas Revenue	6.5%

Ad Valorem Property Tax	6.2%

College & University Revenue	5.0%

Sales Tax Revenue	4.8%

Miscellaneous Taxes	4.3%

Electric Power & Light Revenue	3.7%

Lease Revenue	3.6%

Sewer Revenue	3.6%

Water Revenue	3.2%

Miscellaneous Revenue	3.1%

Income Tax Revenue	2.1%

Industrial Revenue	1.9%

Appropriations	1.8%

Port, Airport & Marina Revenue	1.5%

General Fund	1.1%

Transit Revenue	1.1%

Other	4.9%

Short-Term Instruments	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2019)(1)

Market Price	$14.96

NAV	$12.38

Premium/(Discount) to NAV	20.84%

Market Price Distribution Rate(2)	5.21%

NAV Distribution Rate(2)	6.30%

Total Effective Leverage(3)	46%

Average Annual Total Return(1) for the period ended June 30, 2019

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	15.62%	21.28%	11.35%	12.05%	6.86%
NAV	10.08%	11.71%	7.51%	10.88%	6.04%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields dropped across the yield curve.

»	Exposure to the revenue segment contributed to performance, as the segment outperformed the broad municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broad municipal market.

»	Exposure to the housing sector detracted from performance, as the sector underperformed the broad municipal market.

10	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund III

Symbol on NYSE - PMX

Allocation Breakdown as of 06/30/2019†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	20.6%

Tobacco Settlement Funded	9.5%

Highway Revenue Tolls	7.8%

College & University Revenue	6.6%

Natural Gas Revenue	6.4%

Ad Valorem Property Tax	5.8%

Water Revenue	5.6%

Sales Tax Revenue	4.8%

Electric Power & Light Revenue	4.0%

Sewer Revenue	4.0%

Recreational Revenue	3.0%

Income Tax Revenue	2.9%

Miscellaneous Revenue	2.4%

Lease Revenue	2.3%

General Fund	2.3%

Appropriations	2.2%

Port, Airport & Marina Revenue	2.1%

Industrial Revenue	1.8%

Transit Revenue	1.4%

Nuclear Revenue	1.1%

Other	3.3%

Short-Term Instruments	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2019)(1)

Market Price	$12.36

NAV	$11.19

Premium/(Discount) to NAV	10.46%

Market Price Distribution Rate(2)	4.93%

NAV Distribution Rate(2)	5.44%

Total Effective Leverage(3)	46%

Average Annual Total Return(1) for the period ended June 30, 2019

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	14.03%	14.50%	9.06%	10.12%	5.99%
NAV	9.89%	11.43%	8.09%	10.78%	5.89%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields dropped across the yield curve.

»	Exposure to the revenue segment contributed to performance, as the segment outperformed the broad municipal market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the broad municipal market.

»	Lack of exposure to the housing sector detracted from performance, as the sector had positive performance.

SEMIANNUAL REPORT	JUNE 30, 2019	11

PIMCO California Municipal Income Fund

Symbol on NYSE - PCQ

Allocation Breakdown as of 06/30/2019†§

Municipal Bonds & Notes

Ad Valorem Property Tax	25.9%

Health, Hospital & Nursing Home Revenue	22.2%

Tobacco Settlement Funded	6.8%

College & University Revenue	6.7%

Electric Power & Light Revenue	6.2%

Natural Gas Revenue	5.9%

Lease (Abatement)	4.7%

Water Revenue	3.9%

Local or Guaranteed Housing	3.9%

Port, Airport & Marina Revenue	2.6%

Sales Tax Revenue	2.0%

Sewer Revenue	1.6%

General Fund	1.4%

Transit Revenue	1.3%

Hotel Occupancy Tax	1.1%

Special Assessment	1.0%

Other	2.7%

Short-Term Instruments	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2019)(1)

Market Price	$18.67

NAV	$14.04

Premium/(Discount) to NAV	32.98%

Market Price Distribution Rate(2)	4.95%

NAV Distribution Rate(2)	6.58%

Total Effective Leverage(3)	48%

Average Annual Total Return(1) for the period ended June 30, 2019

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	18.78%	16.54%	11.77%	12.78%	8.00%
NAV	9.04%	10.06%	6.92%	10.14%	6.88%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields dropped across the yield curve.

»	Exposure to the revenue segment contributed to performance, as the segment outperformed the broad municipal market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the broad municipal market.

»	There were no detractors deemed to be notable during the reporting period.

12	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund II

Symbol on NYSE - PCK

Allocation Breakdown as of 06/30/2019†§

Municipal Bonds & Notes

Ad Valorem Property Tax	31.7%

Health, Hospital & Nursing Home Revenue	16.8%

Natural Gas Revenue	7.2%

Electric Power & Light Revenue	5.9%

Tobacco Settlement Funded	5.2%

General Fund	4.3%

Sewer Revenue	3.8%

Local or Guaranteed Housing	3.6%

College & University Revenue	2.9%

Port, Airport & Marina Revenue	2.8%

Tax Increment/Allocation Revenue	2.8%

Lease (Abatement)	2.5%

Sales Tax Revenue	2.1%

Highway Revenue Tolls	1.9%

Special Tax	1.2%

Hotel Occupancy Tax	1.1%

Special Assessment	1.0%

Other	3.1%

Short-Term Instruments	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2019)(1)

Market Price	$9.65

NAV	$8.92

Premium/(Discount) to NAV	8.18%

Market Price Distribution Rate(2)	4.35%

NAV Distribution Rate(2)	4.71%

Total Effective Leverage(3)	46%

Average Annual Total Return(1) for the period ended June 30, 2019

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	26.26%	22.19%	6.60%	9.62%	4.47%
NAV	10.28%	11.36%	7.40%	10.78%	4.75%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields dropped across the yield curve.

»	Exposure to the revenue segment contributed to performance, as the segment outperformed the broad municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broad municipal market.

»	There were no detractors deemed to be notable during the reporting period.

SEMIANNUAL REPORT	JUNE 30, 2019	13

PIMCO California Municipal Income Fund III

Symbol on NYSE - PZC

Allocation Breakdown as of 06/30/2019†§

Municipal Bonds & Notes

Ad Valorem Property Tax	26.4%

Health, Hospital & Nursing Home Revenue	23.4%

Tobacco Settlement Funded	7.4%

College & University Revenue	7.2%

Electric Power & Light Revenue	6.1%

Natural Gas Revenue	4.9%

Water Revenue	4.1%

Local or Guaranteed Housing	2.8%

Highway Revenue Tolls	2.4%

Lease (Abatement)	2.2%

Sales Tax Revenue	2.1%

Port, Airport & Marina Revenue	2.0%

Special Tax	1.5%

Sewer Revenue	1.4%

Transit Revenue	1.2%

Special Assessment	1.0%

Other	3.7%

Short-Term Instruments	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2019)(1)

Market Price	$11.18

NAV	$10.01

Premium/(Discount) to NAV	11.69%

Market Price Distribution Rate(2)	4.49%

NAV Distribution Rate(2)	5.02%

Total Effective Leverage(3)	47%

Average Annual Total Return(1) for the period ended June 30, 2019

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	20.31%	13.68%	7.48%	10.55%	5.06%
NAV	8.70%	9.87%	6.97%	10.08%	4.84%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields dropped across the yield curve.

»	Exposure to the revenue segment contributed to performance, as the segment outperformed the broad municipal market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the broad municipal market.

»	There were no detractors deemed to be notable during the reporting period.

14	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund

Symbol on NYSE - PNF

Allocation Breakdown as of 06/30/2019†§

Municipal Bonds & Notes

Income Tax Revenue	14.5%

Water Revenue	11.5%

Ad Valorem Property Tax	8.8%

Transit Revenue	7.6%

College & University Revenue	7.0%

Health, Hospital & Nursing Home Revenue	6.9%

Highway Revenue Tolls	6.5%

Tobacco Settlement Funded	6.2%

Industrial Revenue	5.6%

Miscellaneous Taxes	4.3%

Port, Airport & Marina Revenue	4.2%

Sales Tax Revenue	4.2%

Miscellaneous Revenue	4.0%

Lease Revenue	3.8%

Recreational Revenue	1.8%

Other	2.0%

Short-Term Instruments	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2019)(1)

Market Price	$13.15

NAV	$12.00

Premium/(Discount) to NAV	9.58%

Market Price Distribution Rate(2)	4.84%

NAV Distribution Rate(2)	5.30%

Total Effective Leverage(3)	47%

Average Annual Total Return(1) for the period ended June 30, 2019

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	15.42%	12.27%	8.34%	10.07%	5.52%
NAV	9.36%	9.22%	6.88%	8.88%	5.29%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields dropped across the yield curve.

»	Exposure to the revenue segment contributed to performance, as the segment outperformed the broad municipal market.

»	Exposure to the special tax sector contributed to performance, as the sector outperformed the broad municipal market.

»	There were no detractors deemed to be notable during the reporting period.

SEMIANNUAL REPORT	JUNE 30, 2019	15

PIMCO New York Municipal Income Fund II

Symbol on NYSE - PNI

Allocation Breakdown as of 06/30/2019†§

Municipal Bonds & Notes

College & University Revenue	10.6%

Health, Hospital & Nursing Home Revenue	9.4%

Tobacco Settlement Funded	8.5%

Water Revenue	7.9%

Port, Airport & Marina Revenue	7.9%

Ad Valorem Property Tax	5.8%

Income Tax Revenue	5.7%

Sales Tax Revenue	5.2%

Highway Revenue Tolls	5.0%

Miscellaneous Revenue	4.8%

Transit Revenue	4.6%

Lease (Abatement)	4.3%

Miscellaneous Taxes	4.2%

Electric Power & Light Revenue	3.7%

Industrial Revenue	3.7%

Recreational Revenue	3.3%

Lease Revenue	2.4%

Local or Guaranteed Housing	1.0%

Other	1.5%

Short-Term Instruments	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2019)(1)

Market Price	$11.61

NAV	$11.35

Premium/(Discount) to NAV	2.29%

Market Price Distribution Rate(2)	4.14%

NAV Distribution Rate(2)	4.23%

Total Effective Leverage(3)	46%

Average Annual Total Return(¹) for the period ended June 30, 2019

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	13.61%	15.55%	6.32%	8.22%	5.15%
NAV	9.05%	10.96%	7.23%	9.21%	5.46%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields dropped across the curve.

»	Exposure to the revenue segment contributed to performance, as the segment outperformed the broad municipal market.

»	Exposure to the transportation sector contributed to performance, as the sector outperformed the broad municipal market.

»	There were no detractors deemed to be notable during the reporting period.

16	PIMCO CLOSED-END FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	JUNE 30, 2019	17

Financial Highlights

		Investment Operations		Less Distributions to ARPS(b)			Less Distributions to Common Shareholders(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total		Increase Resulting from Tender of ARPS(b)

PIMCO Municipal Income Fund

01/01/2019 - 06/30/2019+	$12.36	$0.42	$0.86	$(0.09)	$0.00	$1.19	$(0.36)	$0.00	$0.00	$(0.36)		$0.00

12/31/2018	12.87	0.89	(0.65)	(0.16)	0.00	0.08	(0.72)	0.00	0.00	(0.72)		0.13

12/31/2017	12.44	0.91	0.36	(0.10)	0.00	1.17	(0.74)	0.00	0.00	(0.74)		0.00

12/31/2016	13.26	0.90	(0.68)	(0.06)	0.00	0.16	(0.98)	0.00	0.00	(0.98)		0.00

05/01/2015 - 12/31/2015(g)	13.15	0.65	0.12	(0.01)	0.00	0.76	(0.65)	0.00	0.00	(0.65	)(j)	0.00

04/30/2015	12.57	0.93	0.64	(0.01)	0.00	1.56	(0.98)	0.00	0.00	(0.98)		0.00

04/30/2014	13.75	0.94	(1.13)	(0.01)	0.00	(0.20)	(0.98)	0.00	0.00	(0.98)		0.00

PIMCO Municipal Income Fund II

01/01/2019 - 06/30/2019+	$11.62	$0.39	$0.83	$(0.07)	$0.00	$1.15	$(0.39)	$0.00	$0.00	$(0.39)		$0.00

12/31/2018	12.13	0.81	(0.57)	(0.13)	0.00	0.11	(0.78)	0.00	0.00	(0.78)		0.16

12/31/2017	11.81	0.81	0.37	(0.08)	0.00	1.10	(0.78)	0.00	0.00	(0.78)		0.00

12/31/2016	12.39	0.79	(0.55)	(0.04)	0.00	0.20	(0.78)	0.00	0.00	(0.78)		0.00

06/01/2015 - 12/31/2015(h)	12.11	0.47	0.28	(0.01)	0.00	0.74	(0.46)	0.00	0.00	(0.46	)(j)	0.00

05/31/2015	11.94	0.81	0.15	(0.01)	0.00	0.95	(0.78)	0.00	0.00	(0.78)		0.00

05/31/2014	12.17	0.81	(0.25)	(0.01)	0.00	0.55	(0.78)	0.00	0.00	(0.78)		0.00

PIMCO Municipal Income Fund III

01/01/2019 - 06/30/2019+	$10.49	$0.37	$0.71	$(0.06)	$0.00	$1.02	$(0.32)	$0.00	$0.00	$(0.32)		$0.00

12/31/2018	11.06	0.76	(0.57)	(0.13)	0.00	0.06	(0.67)	(0.11)	0.00	(0.78)		0.15

12/31/2017	10.67	0.77	0.38	(0.08)	0.00	1.07	(0.68)	0.00	0.00	(0.68)		0.00

12/31/2016	11.13	0.77	(0.44)	(0.04)	0.00	0.29	(0.75)	0.00	0.00	(0.75)		0.00

10/01/2015 - 12/31/2015(i)	10.88	0.20	0.24	(0.00)	0.00	0.44	(0.19)	0.00	0.00	(0.19	)(j)	0.00

09/30/2016	10.78	0.78	0.08	(0.01)	0.00	0.85	(0.75)	0.00	0.00	(0.75)		0.00

09/30/2015	9.58	0.75	1.25	(0.01)	0.00	1.99	(0.79)	0.00	0.00	(0.79)		0.00

PIMCO California Municipal Income Fund

01/01/2019 - 06/30/2019+	$13.32	$0.42	$0.85	$(0.09)	$0.00	$1.18	$(0.46)	$0.00	$0.00	$(0.46)		$0.00

12/31/2018	14.20	0.92	(0.94)	(0.17)	0.00	(0.19)	(0.92)	0.00	0.00	(0.92)		0.23

12/31/2017	13.83	0.97	0.43	(0.11)	0.00	1.29	(0.92)	0.00	0.00	(0.92)		0.00

12/31/2016	14.61	0.95	(0.75)	(0.06)	0.00	0.14	(0.92)	0.00	0.00	(0.92)		0.00

05/01/2015 - 12/31/2015(g)	14.33	0.65	0.26	(0.01)	0.00	0.90	(0.62)	0.00	0.00	(0.62	)(j)	0.00

04/30/2015	13.77	0.95	0.54	(0.01)	0.00	1.48	(0.92)	0.00	0.00	(0.92)		0.00

04/30/2014	14.71	0.99	(1.00)	(0.01)	0.00	(0.02)	(0.92)	0.00	0.00	(0.92)		0.00

PIMCO California Municipal Income Fund II

01/01/2019 - 06/30/2019+	$8.29	$0.26	$0.64	$(0.06)	$0.00	$0.84	$(0.21)	$0.00	$0.00	$(0.21)		$0.00

12/31/2018	8.69	0.54	(0.57)	(0.11)	0.00	(0.14)	(0.42)	0.00	0.00	(0.42)		0.16

12/31/2017	8.39	0.60	0.34	(0.07)	0.00	0.87	(0.56)	0.00	(0.01)	(0.57)		0.00

12/31/2016	8.95	0.62	(0.53)	(0.04)	0.00	0.05	(0.61)	0.00	0.00	(0.61)		0.00

06/01/2015 - 12/31/2015(h)	8.69	0.38	0.27	(0.01)	0.00	0.64	(0.38)	0.00	0.00	(0.38	)(j)	0.00

05/31/2015	8.61	0.66	0.08	(0.01)	0.00	0.73	(0.65)	0.00	0.00	(0.65)		0.00

05/31/2014	8.93	0.68	(0.26)	(0.01)	0.00	0.41	(0.66)	0.00	(0.07)	(0.73)		0.00

PIMCO California Municipal Income Fund III

01/01/2019 - 06/30/2019+	$9.46	$0.29	$0.58	$(0.06)	$0.00	$0.81	$(0.26)	$0.00	$0.00	$(0.26)		$0.00

12/31/2018	9.98	0.64	(0.68)	(0.12)	0.00	(0.16)	(0.54)	0.00	0.00	(0.54)		0.18

12/31/2017	9.67	0.67	0.35	(0.08)	0.00	0.94	(0.63)	0.00	0.00	(0.63)		0.00

12/31/2016	10.31	0.65	(0.53)	(0.04)	0.00	0.08	(0.72)	0.00	0.00	(0.72)		0.00

10/01/2015 - 12/31/2015(i)	10.08	0.17	0.24	(0.00)	0.00	0.41	(0.18)	0.00	0.00	(0.18	)(j)	0.00

09/30/2016	10.02	0.68	0.11	(0.01)	0.00	0.78	(0.72)	0.00	0.00	(0.72)		0.00

09/30/2015	9.09	0.69	0.97	(0.01)	0.00	1.65	(0.72)	0.00	0.00	(0.72)		0.00

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders
Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(d)	Net Assets Applicable to Common Shareholders (000s)	Expenses(e)(f)		Expenses Excluding Waivers(e)(f)		Expenses Excluding Interest Expense(e)		Expenses Excluding Interest Expense and Waivers(e)		Net Investment Income (Loss)(e)		ARPS Asset Coverage Per Share(b)	VMTP Asset Coverage Per Share**	Portfolio Turnover Rate

$13.19	$14.46	18.31%	$340,232	2.00	%*	2.00	%*	1.19	%*	1.19	%*	6.62	%*	$69,753	$279,010	8%

12.36	12.55	2.22	318,313	1.77		1.77		1.23		1.23		7.16		66,868	267,440	24

12.87	13.00	(4.44)	330,523	1.37		1.37		1.21		1.21		7.16		68,475	N/A	12

12.44	14.39	(0.71)	318,473	1.25		1.25		1.18		1.18		6.72		66,896	N/A	16

13.26	15.45	5.27	338,342	1.22	*	1.22	*	1.21	*	1.21	*	7.42	*	69,516	N/A	15

13.15	15.38	21.47	334,775	1.25		1.25		1.22		1.22		7.12		69,049	N/A	9

12.57	13.58	(8.45)	319,155	1.30		1.30		1.27		1.27		7.74		66,993	N/A	15

$12.38	$14.96	15.62%	$773,205	2.18	%*	2.18	%*	1.08	%*	1.08	%*	6.54	%*	$77,658	$310,630	5%

11.62	13.31	7.57	723,713	1.93		1.93		1.13		1.13		6.94		74,285	297,110	23

12.13	13.18	14.85	751,337	1.30		1.30		1.10		1.10		6.74		76,136	N/A	12

11.81	12.22	3.90	727,513	1.16		1.16		1.08		1.08		6.27		74,548	N/A	12

12.39	12.51	6.56	760,212	1.11	*	1.11	*	1.10	*	1.10	*	6.57	*	76,782	N/A	10

12.11	12.19	6.15	742,133	1.16		1.16		1.11		1.11		6.65		75,553	N/A	10

11.94	12.25	7.76	730,088	1.21		1.21		1.16		1.16		7.22		74,733	N/A	16

$11.19	$12.36	14.03%	$369,360	2.17	%*	2.17	%*	1.17	%*	1.17	%*	6.89	%*	$73,840	$295,360	6%

10.49	11.14	3.39	345,557	1.89		1.89		1.19		1.19		7.11		70,693	282,740	25

11.06	11.58	8.19	363,063	1.39		1.39		1.19		1.19		7.07		73,007	N/A	14

10.67	11.37	5.33	349,423	1.23		1.23		1.13		1.13		6.80		71,211	N/A	9

11.13	11.51	6.70	363,382	1.19	*	1.19	*	1.17	*	1.17	*	7.09	*	73,123	N/A	2

10.88	10.97	9.65	355,368	1.23		1.23		1.17		1.17		7.14		72,006	N/A	5

10.78	10.71	10.69	351,139	1.29		1.29		1.23		1.23		7.47		71,447	N/A	15

$14.04	$18.67	18.78%	$264,065	2.23	%*	2.23	%*	1.17	%*	1.17	%*	6.19	%*	$69,018	$276,070	8%

13.32	16.15	(0.66)	250,306	2.10		2.10		1.23		1.23		6.80		66,725	266,870	29

14.20	17.28	16.74	266,019	1.60		1.60		1.21		1.21		6.86		69,320	N/A	13

13.83	15.68	5.96	258,476	1.29		1.29		1.17		1.17		6.49		68,070	N/A	15

14.61	15.70	4.60	272,345	1.24	*	1.24	*	1.21	*	1.21	*	6.76	*	70,388	N/A	13

14.33	15.66	16.08	266,838	1.32		1.32		1.22		1.22		6.67		69,473	N/A	11

13.77	14.38	0.61	255,751	1.36		1.36		1.27		1.27		7.55		67,624	N/A	21

$8.92	$9.65	26.26%	$285,707	2.13	%*	2.13	%*	1.22	%*	1.22	%*	6.14	%*	$68,813	$275,250	6%

8.29	7.83	(19.01)	265,245	1.88		1.88		1.29		1.29		6.51		65,675	262,670	37

8.69	10.17	17.31	277,787	1.49		1.49		1.24		1.24		6.94		67,590	N/A	14

8.39	9.20	(1.58)	267,645	1.37		1.37		1.22		1.22		6.84		66,042	N/A	20

8.95	9.94	6.19	285,097	1.25	*	1.25	*	1.23	*	1.23	*	7.42	*	68,724	N/A	10

8.69	9.75	9.85	276,525	1.32		1.32		1.21		1.21		7.48		67,411	N/A	12

8.61	9.52	(1.76)	273,289	1.41		1.41		1.30		1.30		8.51		66,915	N/A	14

$10.01	$11.18	20.31%	$223,366	2.23	%*	2.23	%*	1.17	%*	1.17	%*	6.07	%*	$69,670	$278,680	8%

9.46	9.53	(3.49)	210,974	2.13		2.13		1.25		1.25		6.70		67,188	268,720	21

9.98	10.44	(2.46)	221,976	1.65		1.65		1.23		1.23		6.77		69,379	N/A	9

9.67	11.34	1.27	214,646	1.33		1.33		1.19		1.19		6.31		67,922	N/A	15

10.31	11.92	10.76	228,221	1.25	*	1.25	*	1.21	*	1.21	*	6.44	*	70,641	N/A	2

10.08	10.94	12.80	223,030	1.30		1.30		1.21		1.21		6.68		69,605	N/A	24

10.02	10.40	19.73	221,415	1.37		1.37		1.26		1.26		7.29		69,282	N/A	11

SEMIANNUAL REPORT	JUNE 30, 2019	19

Financial Highlights (Cont.)

		Investment Operations		Less Distributions to ARPS(b)			Less Distributions to Common Shareholders(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total		Increase Resulting from Tender of ARPS(b)

PIMCO New York Municipal Income Fund

01/01/2019 - 06/30/2019+	$11.29	$0.34	$0.77	$(0.07)	$0.00	$1.04	$(0.33)	$0.00	$0.00	$(0.33)		$0.00

12/31/2018	12.06	0.70	(0.77)	(0.13)	0.00	(0.20)	(0.68)	0.00	0.00	(0.68)		0.11

12/31/2017	11.62	0.69	0.51	(0.08)	0.00	1.12	(0.68)	0.00	0.00	(0.68)		0.00

12/31/2016	12.10	0.70	(0.45)	(0.05)	0.00	0.20	(0.68)	0.00	0.00	(0.68)		0.00

05/01/2015 - 12/31/2015(g)	11.92	0.47	0.18	(0.01)	0.00	0.64	(0.46)	0.00	0.00	(0.46	)(j)	0.00

04/30/2015	11.20	0.68	0.73	(0.01)	0.00	1.40	(0.68)	0.00	0.00	(0.68)		0.00

04/30/2014	12.04	0.67	(0.82)	(0.01)	0.00	(0.16)	(0.68)	0.00	0.00	(0.68)		0.00

PIMCO New York Municipal Income Fund II

01/01/2019 - 06/30/2019+	$10.67	$0.32	$0.70	$(0.07)	$0.00	$0.95	$(0.27)	$0.00	$0.00	$(0.27)		$0.00

12/31/2018	11.17	0.71	(0.73)	(0.15)	0.00	(0.17)	(0.57)	0.00	(0.04)	(0.61)		0.28

12/31/2017	10.71	0.72	0.46	(0.10)	0.00	1.08	(0.60)	0.00	(0.02)	(0.62)		0.00

12/31/2016	11.41	0.72	(0.57)	(0.05)	0.00	0.10	(0.76)	0.00	(0.04)	(0.80)		0.00

06/01/2015 - 12/31/2015(h)	11.28	0.43	0.17	(0.01)	0.00	0.59	(0.46)	0.00	0.00	(0.46	)(j)	0.00

05/31/2015	10.98	0.75	0.36	(0.01)	0.00	1.10	(0.80)	0.00	0.00	(0.80)		0.00

05/31/2014	11.32	0.75	(0.28)	(0.01)	0.00	0.46	(0.80)	0.00	0.00	(0.80)		0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
**	Variable Rate MuniFund Term Preferred Shares (“VMTP”). See Note 12, Variable Rate MuniFund Term Preferred Shares, in the Notes to the Financial Statements for more information.
(a)	Per share amounts based on average number of common shares outstanding during the year or period.
(b)	Auction Rate Preferred Shareholders (“ARPS”). See Note 12, Auction Rate Preferred Shares, in the Notes to Financial Statements for more information.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(d)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(e)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(f)

Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions, interest paid to VMTP shareholders and the amortization of debt issuance costs of VMTP Shares. See Note 5, Borrowings and Other Financing Transactions and Note 12, Variable Rate MuniFund Term Preferred Shares in the Notes to Financial Statements for more information.

(g)	Fiscal year end changed from April 30th to December 31st.
(h)	Fiscal year end changed from May 31st to December 31st.
(i)	Fiscal year end changed from September 30th to December 31st.
(j)

Total distributions for the period ended December 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended December 31, 2015.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders
Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(d)	Net Assets Applicable to Common Shareholders (000s)	Expenses(e)(f)		Expenses Excluding Waivers(e)(f)		Expenses Excluding Interest Expense(e)		Expenses Excluding Interest Expense and Waivers(e)		Net Investment Income (Loss)(e)		ARPS Asset Coverage Per Share(b)	VMTP Asset Coverage Per Share**	Portfolio Turnover Rate

$12.00	$13.15	15.42%	$93,632	2.05	%*	2.05	%*	1.19	%*	1.19	%*	6.00	%*	$82,035	N/A	25%

11.29	11.70	(2.90)	87,913	1.81		1.81		1.27		1.27		6.11		78,545	N/A	22

12.06	12.78	13.44	93,564	1.55		1.55		1.30		1.30		5.73		74,749	N/A	22

11.62	11.91	5.71	89,825	1.36		1.36		1.25		1.25		5.69		72,769	N/A	10

12.10	11.90	7.23	93,205	1.27	*	1.27	*	1.26	*	1.26	*	5.82	*	74,574	N/A	5

11.92	11.54	7.72	91,832	1.39		1.39		1.31		1.31		5.78		73,847	N/A	1

11.20	11.36	(3.21)	86,211	1.46		1.46		1.40		1.40		6.28		70,857	N/A	10

$11.35	$11.61	13.61%	$126,780	2.31	%*	2.31	%*	1.34	%*	1.34	%*	5.99	%*	$65,108	$260,430	12%

10.67	10.47	(7.67)	119,014	2.15		2.15		1.40		1.40		6.64		62,655	250,600	24

11.17	12.00	5.77	124,295	1.63		1.63		1.35		1.35		6.51		64,320	N/A	16

10.71	11.98	3.28	118,817	1.42		1.42		1.33		1.33		6.22		62,593	N/A	20

11.41	12.35	4.36	126,085	1.35	*	1.35	*	1.33	*	1.33	*	6.48	*	64,898	N/A	7

11.28	12.32	9.89	124,424	1.40		1.40		1.33		1.33		6.65		64,373	N/A	7

10.98	12.01	7.83	120,520	1.51		1.51		1.45		1.45		7.30		63,139	N/A	5

SEMIANNUAL REPORT	JUNE 30, 2019	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Assets:

Investments, at value
Investments in securities*	$622,061	$1,431,492	$675,857	$506,343
Cash	1	1	1	0
Interest and/or dividends receivable	7,481	16,389	7,755	6,551
Other assets	49	927	58	112
Total Assets	629,592	1,448,809	683,671	513,006

Liabilities:

Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$97,076	$303,437	$122,718	$89,730
Variable Rate MuniFund Term Preferred Shares, at liquidation value**	23,157	68,385	34,120	29,136
Payable for investments purchased	0	0	0	7,215
Distributions payable to common shareholders	1,539	4,060	1,674	1,448
Distributions payable to auction rate preferred shareholders	68	123	63	56
Accrued management fees	287	598	301	224
Other liabilities	533	726	735	507
Total Liabilities	122,660	377,329	159,611	128,316

Auction Rate Preferred Shares^	166,700	298,275	154,700	120,625

Net Assets Applicable to Common Shareholders	$340,232	$773,205	$369,360	$264,065

Net Assets Applicable to Common Shareholders Consist of:

Par value^^	$0	$1	$0	$0
Paid in capital in excess of par	287,025	654,360	314,305	226,982
Distributable earnings (accumulated loss)	53,207	118,844	55,055	37,083

Net Assets Applicable to Common Shareholders	$340,232	$773,205	$369,360	$264,065

Net Asset Value Per Common Share	$13.19	$12.38	$11.19	$14.04

Common Shares Outstanding	25,796	62,457	32,998	18,808

Auction Rate Preferred Shares Issued and Outstanding	7	12	6	5

Cost of investments in securities	$570,353	$1,323,704	$617,682	$473,878

* Includes repurchase agreements of:	$617	$1,315	$590	$542

** Includes unamortized deferred offering cost of	$144	$315	$180	$164

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	($0.00001 par value and $25,000 liquidation preference per share)
^^	($0.00001 per share)

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2019 (Unaudited)

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II

$530,063	$424,172	$175,193	$232,116
1	0	1	1
6,577	5,328	2,003	2,664
26	29	716	12
536,667	429,529	177,913	234,793

$76,122	$73,367	$42,705	$27,837
34,120	26,944	0	20,864
10,022	6,368	0	0
1,121	934	414	447
53	32	17	26
242	191	80	116
605	452	40	723
122,285	108,288	43,256	50,013

128,675	97,875	41,025	58,000

$285,707	$223,366	$93,632	$126,780

$0	$0	$0	$0
236,009	196,374	82,787	113,814
49,698	26,992	10,845	12,966

$285,707	$223,366	$93,632	$126,780

$8.92	$10.01	$12.00	$11.35

32,025	22,317	7,805	11,173

5	4	2	2

$483,808	$397,010	$165,656	$216,233

$652	$1,010	$1,956	$1,265

$180	$156	$0	$136

SEMIANNUAL REPORT	JUNE 30, 2019	23

Statements of Operations

Six Months Ended June 30, 2019 (Unaudited)
(Amounts in thousands†)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Investment Income:

Interest	$13,941	$32,050	$15,896	$10,640
Total Income	13,941	32,050	15,896	10,640

Expenses:

Management fees	1,800	3,757	1,894	1,412
Trustee fees and related expenses	23	26	21	18
Interest expense	1,311	4,057	1,748	1,337
Auction agent fees and commissions	76	158	116	30
Auction rate preferred shares related expenses	26	26	25	26
Miscellaneous expense	1	2	1	1
Total Expenses	3,237	8,026	3,805	2,824

Net Investment Income (Loss)	10,704	24,024	12,091	7,816

Net Realized Gain (Loss):

Investments in securities	917	1,430	(878)	72

Net Realized Gain (Loss)	917	1,430	(878)	72

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	21,210	50,088	24,605	15,805

Net Change in Unrealized Appreciation (Depreciation)	21,210	50,088	24,605	15,805

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,831	$75,542	$35,818	$23,693

Distributions on Auction Rate Preferred Shares from Net Investment Income and/or Net Realized Capital Gains	$(2,285)	$(4,089)	$(2,121)	$(1,651)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$30,546	$71,453	$33,697	$22,042

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II

$11,186	$8,866	$3,599	$5,023
11,186	8,866	3,599	5,023

1,520	1,203	499	731
11	14	6	13
1,235	1,133	385	588
93	14	15	42
26	25	13	26
1	0	0	0
2,886	2,389	918	1,400

8,300	6,477	2,681	3,623

(46)	217	676	661

(46)	217	676	661

20,452	12,616	5,316	7,150

20,452	12,616	5,316	7,150

$28,706	$19,310	$8,673	$11,434

$(1,764)	$(1,344)	$(564)	$(794)

$26,942	$17,966	$8,109	$10,640

SEMIANNUAL REPORT	JUNE 30, 2019	25

Statements of Changes in Net Assets

	PIMCO Municipal Income Fund		PIMCO Municipal Income Fund II

(Amounts in thousands†)	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$10,704	$22,949	$24,024	$50,534
Net realized gain (loss)	917	4,438	1,430	6,957
Net change in unrealized appreciation (depreciation)	21,210	(21,320)	50,088	(43,230)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	32,831	6,067	75,542	14,261

Distributions on auction rate preferred shares from net investment income and/or realized capital gains	(2,285)	(4,241)	(4,089)	(8,007)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	30,546	1,826	71,453	6,254

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(9,229)	(18,413)	(24,330)	(48,454)
Tax basis return of capital	0	0	0	0

Total Distributions to Common Shareholders(a)	(9,229)	(18,413)	(24,330)	(48,454)

Auction-Rate Preferred Share Transactions:*

Net Increase (Decrease) resulting from tender of Auction Rate Preferred Shares	0	3,495	0	10,309

Common Share Transactions**:

Issued as reinvestment of distributions	602	882	2,369	4,267

Total increase (decrease) in net assets applicable to common shareholders	21,919	(12,210)	49,492	(27,624)

Net Assets Applicable to Common Shareholders:

Beginning of period	318,313	330,523	723,713	751,337
End of period	$340,232	$318,313	$773,205	$723,713

** Common Share Transactions:

Shares issued as reinvestment of distributions	45	71	175	347

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 12, Auction Rate Preferred Shares, in the Notes to Financials Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO Municipal Income Fund III		PIMCO California Municipal Income Fund		PIMCO California Municipal Income Fund II		PIMCO California Municipal Income Fund III

Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

$12,091	$24,969	$7,816	$17,276	$8,300	$17,379	$6,477	$14,270
(878)	2,476	72	6,731	(46)	3,696	217	3,287
24,605	(21,517)	15,805	(24,288)	20,452	(21,961)	12,616	(18,393)

35,818	5,928	23,693	(281)	28,706	(886)	19,310	(836)

(2,121)	(4,132)	(1,651)	(3,267)	(1,764)	(3,525)	(1,344)	(2,691)

33,697	1,796	22,042	(3,548)	26,942	(4,411)	17,966	(3,527)

(10,534)	(25,618)	(8,685)	(17,335)	(6,722)	(13,435)	(5,812)	(12,026)
0	0	0	0	0	0	0	0

(10,534)	(25,618)	(8,685)	(17,335)	(6,722)	(13,435)	(5,812)	(12,026)

0	5,145	0	4,406	0	5,149	0	4,069

640	1,171	402	764	242	155	238	491

23,803	(17,506)	13,759	(15,713)	20,462	(12,542)	12,392	(10,993)

345,557	363,063	250,306	266,019	265,245	277,787	210,974	221,967
$369,360	$345,557	$264,065	$250,306	$285,707	$265,245	$223,366	$210,974

55	109	24	51	28	18	24	50

SEMIANNUAL REPORT	JUNE 30, 2019	27

Statements of Changes in Net Assets (Cont.)

	PIMCO New York Municipal Income Fund		PIMCO New York Municipal Income Fund II

(Amounts in thousands†)	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,681	$5,473	$3,623	$7,939
Net realized gain (loss)	676	(443)	661	(198)
Net change in unrealized appreciation (depreciation)	5,316	(5,572)	7,150	(8,010)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	8,673	(542)	11,434	(269)

Distributions on auction rate preferred shares from net investment income and/or realized capital gains*	(564)	(1,045)	(794)	(1,679)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	8,109	(1,587)	10,640	(1,948)

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(2,574)	(5,318)	(3,040)	(6,284)
Tax basis return of capital	0	0	0	(495)

Total Distributions to Common Shareholders(a)	(2,574)	(5,318)	(3,040)	(6,779)

Auction-Rate Preferred Share Transactions:*

Net Increase (Decrease) resulting from tender of Auction Rate Preferred Shares	0	896	0	3,150

Common Share Transactions**:

Issued as reinvestment of distributions	184	358	166	296

Total increase (decrease) in net assets applicable to common shareholders	5,719	(5,651)	7,766	(5,281)

Net Assets Applicable to Common Shareholders:

Beginning of period	87,913	93,564	119,014	124,295
End of period	$93,632	$87,913	$126,780	$119,014

** Common Share Transactions:

Shares issued as reinvestment of distributions	15	31	15	28

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 12, Auction Rate Preferred Shares, in the Notes to Financials Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	JUNE 30, 2019	29

Statements of Cash Flows

Six Months Ended June 30, 2019 (Unaudited)
(Amounts in thousands†)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$32,831	$75,542	$35,818	$23,693

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(66,974)	(118,090)	(57,886)	(63,534)
Proceeds from sales of long-term securities	54,169	83,163	46,469	59,895
(Purchases) Proceeds from sales of short-term portfolio investments, net	2,631	35,147	1,160	(313)
(Increase) decrease in interest and/or dividends receivable	183	(167)	19	348
(Increase) decrease in other assets	(3)	93	(3)	(67)
Increase (decrease) in payable for investments purchased	0	(3,045)	0	7,215
Increase (decrease) in accrued management fees	(7)	(15)	(9)	(8)
Increase (decrease) in other liabilities	169	(33)	311	114
Net Realized (Gain) Loss
Investments in securities	(917)	(1,430)	878	(72)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(21,210)	(50,088)	(24,605)	(15,805)
Net amortization (accretion) on investments	(302)	161	(340)	423
Amortization of deferred offering cost	27	57	33	30

Net Cash Provided by (Used for) Operating Activities	597	21,295	1,845	11,919

Cash Flows Received from (Used for) Financing Activities:

Cash distributions paid to common shareholders*	(8,625)	(21,949)	(10,055)	(8,281)
Cash distributions paid to auction rate preferred shareholders	(2,285)	(4,088)	(2,120)	(1,640)
Proceeds from tender option bond transactions	19,500	17,875	19,500	21,433
Payments on tender option bond transactions	(9,186)	(13,132)	(9,170)	(23,432)

Net Cash Received from (Used for) Financing Activities	(596)	(21,294)	(1,845)	(11,920)

Net Increase (Decrease) in Cash and Foreign Currency	1	1	0	(1)

Cash and Foreign Currency:

Beginning of period	0	0	1	1
End of period	$1	$1	$1	$0

* Reinvestment of distributions	$602	$2,369	$640	$402

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$1,225	$3,921	$1,639	$1,291

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II

$28,706	$19,310	$8,673	$11,434

(47,186)	(58,550)	(59,134)	(37,976)
30,765	52,787	42,671	32,072
2,684	(820)	(1,214)	4,168
(197)	187	19	37
(1)	(1)	(185)	(1)
10,022	6,368	0	0
(6)	(6)	(2)	(3)
147	114	(15)	121

46	(217)	(676)	(661)

(20,452)	(12,616)	(5,316)	(7,150)
174	381	219	224
33	29	0	24

4,735	6,966	(14,960)	2,289

(6,479)	(5,643)	(2,420)	(2,993)
(1,764)	(1,356)	(569)	(785)
4,500	23,664	25,900	9,000
(991)	(23,631)	(7,950)	(7,511)

(4,734)	(6,966)	14,961	(2,289)

1	0	1	0

0	0	0	1
$1	$0	$1	$1

$242	$238	$184	$166

$1,071	$1,083	$285	$577

SEMIANNUAL REPORT	JUNE 30, 2019	31

Schedule of Investments PIMCO Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 182.8%

MUNICIPAL BONDS & NOTES 182.6%

ALABAMA 7.0%

Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$3,000	$3,575
5.000% due 09/01/2036 (d)	3,000	3,566

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	750	899
7.900% due 10/01/2050 (c)	15,000	14,130

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	500	541
5.250% due 05/01/2044	1,000	1,104

		23,815

ALASKA 1.0%

Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(a)	900	45

Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	3,280	3,305

		3,350

ARIZONA 1.6%

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	3,000	3,275

Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2000
5.000% due 06/01/2035	1,500	1,538

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	779

		5,592

ARKANSAS 0.9%

Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (b)	5,500	3,130

CALIFORNIA 18.0%

Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2034	2,875	3,015
5.000% due 10/01/2042	3,255	3,413

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	10,000	11,531

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,419

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
6.125% due 06/01/2038	1,000	1,000

California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,000	2,000

California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,580

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,060	1,168

California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,900	1,995
5.500% due 03/01/2040	500	513

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	$1,000	$1,231

California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,310	2,320
6.750% due 02/01/2038	8,485	8,523

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,076

California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	300	320

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	3,000	3,011

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	1,405	1,832

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,000	2,541

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	500	557

Orange County, California Airport Revenue Bonds, Series 2009
5.250% due 07/01/2039	5,000	5,000

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,730

Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025 (b)	2,000	1,414

		61,190

COLORADO 4.5%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	1,500	1,677

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048 (d)	10,000	10,808

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	1,015	1,099

Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	450	469

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	737

Regional Transportation District, Colorado Certificates of Participation Bonds, Series 2010
5.375% due 06/01/2031	400	413

		15,203

CONNECTICUT 2.3%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,265

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,674

		7,939

DISTRICT OF COLUMBIA 0.6%

District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
6.600% due 08/01/2037	2,000	2,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 6.4%

Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	$125	$130

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,093
4.000% due 07/01/2046	1,000	1,091

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
5.000% due 10/01/2043 (d)	12,000	14,492

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	1,000	1,067

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,168

Tampa, Florida Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,500	2,659

		21,700

GEORGIA 5.1%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	3,200	3,439

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	2,000	2,103

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	2,000	2,325

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	9,578

		17,445

HAWAII 0.5%

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018
4.000% due 07/01/2042	1,485	1,641

ILLINOIS 14.2%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	3,000	3,131

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	3,000	3,569

Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	1,750	1,936

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,620

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	7,471
5.500% due 01/01/2034	2,300	2,544

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2028	2,000	2,374

Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (d)	3,000	3,109

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	945	916
5.250% due 12/01/2052 ^(a)	1,250	375

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	2,500	2,865

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,157

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	7,000	8,109

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (b)	6,500	2,503

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (b)	$2,500	$667

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (d)	3,500	4,125

		48,471

INDIANA 0.7%

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	1,073

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,130	1,213

		2,286

IOWA 1.0%

Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	532	7
5.400% due 11/15/2046 ^	2,754	2,922

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	300	300

		3,229

KANSAS 1.3%

Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	1,000	1,017

Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(a)	779	175

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (d)	3,085	3,278

		4,470

KENTUCKY 0.3%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,045

LOUISIANA 3.5%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	4,000	4,339

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	792
6.500% due 11/01/2035	400	424

Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,189

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	3,750	4,296

		12,040

MARYLAND 0.7%

Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,500	1,560

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	650	696

		2,256

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASSACHUSETTS 3.8%

Commonwealth of Massachusettes General Obligation Bonds, Series 2018
4.000% due 05/01/2037 (d)	$4,000	$4,470

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	1,104

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	750	792

Massachusetts Development Finance Agency Revenue Bonds, Series 2011
5.500% due 11/15/2056 (b)(f)	103	29

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	2,300	2,466
5.000% due 01/01/2047	1,000	1,135

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (d)	2,500	3,029

		13,025

MICHIGAN 5.0%

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,306
5.000% due 12/01/2031 (d)	1,200	1,456
5.000% due 12/01/2046 (d)	2,400	2,798

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	2,000	2,156

Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	5,000	5,360

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	1,500	1,500

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	15,000	425

		17,001

MINNESOTA 0.9%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,500	1,642

St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	1,500	1,500

		3,142

MISSOURI 1.1%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,000	3,235

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2037	510	564

		3,799

NEBRASKA 0.9%

Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	2,400	3,177

NEVADA 2.3%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	4,200	4,549
5.000% due 05/01/2048	2,000	2,382

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	$10,500	$949

		7,880

NEW JERSEY 13.8%

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	2,500	2,777

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	16,550	18,834

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	500	546

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,271

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	1,500	927

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.250% due 06/15/2043	1,000	1,153

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2037	3,000	3,624

New Jersey Turnpike Authority Revenue Bonds, Series 2019
4.000% due 01/01/2048	3,000	3,264
5.000% due 01/01/2048	1,500	1,801

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	250	283

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,000	1,214
5.000% due 06/01/2046	7,500	8,117
5.250% due 06/01/2046	2,000	2,278

		47,089

NEW MEXICO 2.2%

Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,035

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2009
5.000% due 08/01/2039	6,400	6,419

		7,454

NEW YORK 25.9%

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	15,500	16,392

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,272

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	1,137	185
6.700% due 01/01/2049	3,150	3,181

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	4,000	4,372

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.000% due 05/01/2043 (d)	9,000	9,877

New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	750	921
5.000% due 04/01/2045 (d)	4,800	5,751

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,000	4,112

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2019	33

Schedule of Investments PIMCO Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035	$10,000	$13,264

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	7,500	8,105
5.000% due 11/15/2044	10,000	10,711

New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,094

New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	3,500	3,650

New York State Dormitory Authority Revenue Bonds, Series 20107
4.000% due 02/15/2047	3,000	3,263

		88,150

OHIO 9.9%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	1,075

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	945	916
5.875% due 06/01/2047	11,600	11,384
6.500% due 06/01/2047	9,280	9,326

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	4,000	4,280

Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,000	1,063

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,471

		33,515

OKLAHOMA 0.5%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	1,500	1,777

OREGON 0.6%

Oregon Health & Science University Revenue Bonds, Series 2009
5.750% due 07/01/2039	2,000	2,000

PENNSYLVANIA 7.5%

Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2047	2,500	2,631

Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	1,100	1,118

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	350	358
6.000% due 07/01/2043	500	523

Pennsylvania State University Revenue Bonds, Series 2018
5.000% due 09/01/2043 (d)	5,000	6,081

Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	2,000	2,032

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	4,250	5,087

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	1,053

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	$5,000	$5,419
5.625% due 07/01/2042	1,000	1,080

		25,382

PUERTO RICO 2.7%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	7,255	1,668
4.750% due 07/01/2053	2,380	2,320
5.000% due 07/01/2058	4,105	4,115

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
0.000% due 08/01/2042 (b)	1,400	1,019

		9,122

RHODE ISLAND 0.7%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,315
5.000% due 06/01/2050	1,000	1,051

		2,366

SOUTH CAROLINA 2.7%

South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	2,200	2,286

South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,527
5.500% due 12/01/2053	1,100	1,226

		9,039

TENNESSEE 4.2%

Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,553

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	5,000	5,758

Tennessee Energy Acquisition Corp., Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,935

		14,246

TEXAS 15.6%

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,091

Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,200	1,205

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	5,500	6,007

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	300	331
4.000% due 08/15/2035 (d)	800	878
4.000% due 08/15/2036 (d)	600	657
4.000% due 08/15/2037 (d)	900	982
4.000% due 08/15/2040 (d)	900	975

North Texas Tollway Authority Revenue Bonds, Series 2009
5.250% due 01/01/2044	3,000	3,008

North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	2,750	2,877
5.500% due 09/01/2041	600	653

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	$1,500	$1,608
5.000% due 01/01/2048	1,250	1,444

San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044	1,000	1,201

San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	265

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (d)	6,400	6,843

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	570

Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
7.680% due 08/01/2039 (e)	1,000	1,006

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	3,500	3,998

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	6,040	7,060

Texas State University System Revenue Bonds, Series 2018
4.100% due 03/15/2039 (d)	3,200	3,339

Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (d)	4,000	4,443
5.000% due 04/15/2049	1,000	1,206

Uptown Development Authority, Texas Tax Allocation Bonds, Series 2009
5.500% due 09/01/2029	1,000	1,007

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	542

		53,196

UTAH 3.7%

Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	8,318

Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	4,000	4,389

		12,707

VIRGINIA 1.6%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018
4.000% due 05/15/2048	1,000	1,081

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	3,850	4,281

		5,362

WASHINGTON 2.0%

Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2041 (d)	3,600	3,945

Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	700	704

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	2,000	2,313

		6,962

WEST VIRGINIA 0.8%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,082

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	$1,500	$1,632

		2,714

WISCONSIN 4.6%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	3,093

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	3,000	3,212
7.000% due 07/01/2048	750	853

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,500	2,671

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	2,000	2,144

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 04/01/2044	3,000	3,564

		15,537

Total Municipal Bonds & Notes (Cost $569,736)		621,444

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (g) 0.2%
$617

Total Short-Term Instruments (Cost $617)	617

Total Investments in Securities (Cost $570,353)	622,061

Total Investments 182.8% (Cost $570,353)	$622,061

Auction Rate Preferred Shares (49.0)%	(166,700)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (6.8)%	(23,157)

Other Assets and Liabilities, net (27.0)%	(91,972)

Net Assets Applicable to Common Shareholders 100.0%	$340,232

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2019.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Net Assets Applicable to Common Shareholders
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	5.500%	11/15/2056	07/20/2007	$ 4	$29	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$617	U.S. Treasury Notes 2.250% due 03/31/2021	$(633)	$617	$617

Total Repurchase Agreements						$(633)	$617	$617

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2019	35

Schedule of Investments PIMCO Municipal Income Fund (Cont.)

June 30, 2019 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2019:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$617	$0	$0	$617	$(633)	$(16)

Total Borrowings and Other Financing Transactions	$617	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$23,815	$0	$23,815
Alaska	0	3,350	0	3,350
Arizona	0	5,592	0	5,592
Arkansas	0	3,130	0	3,130
California	0	61,190	0	61,190
Colorado	0	15,203	0	15,203
Connecticut	0	7,939	0	7,939
District of Columbia	0	2,000	0	2,000
Florida	0	21,700	0	21,700
Georgia	0	17,445	0	17,445
Hawaii	0	1,641	0	1,641
Illinois	0	48,471	0	48,471
Indiana	0	2,286	0	2,286
Iowa	0	3,229	0	3,229
Kansas	0	4,470	0	4,470
Kentucky	0	1,045	0	1,045
Louisiana	0	12,040	0	12,040
Maryland	0	2,256	0	2,256
Massachusetts	0	13,025	0	13,025
Michigan	0	17,001	0	17,001
Minnesota	0	3,142	0	3,142
Missouri	0	3,799	0	3,799

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Nebraska	$0	$3,177	$0	$3,177
Nevada	0	7,880	0	7,880
New Jersey	0	47,089	0	47,089
New Mexico	0	7,454	0	7,454
New York	0	88,150	0	88,150
Ohio	0	33,515	0	33,515
Oklahoma	0	1,777	0	1,777
Oregon	0	2,000	0	2,000
Pennsylvania	0	25,382	0	25,382
Puerto Rico	0	9,122	0	9,122
Rhode Island	0	2,366	0	2,366
South Carolina	0	9,039	0	9,039
Tennessee	0	14,246	0	14,246
Texas	0	53,196	0	53,196
Utah	0	12,707	0	12,707
Virginia	0	5,362	0	5,362
Washington	0	6,962	0	6,962
West Virginia	0	2,714	0	2,714
Wisconsin	0	15,537	0	15,537
Short-Term Instruments
Repurchase Agreements	0	617	0	617

Total Investments	$0	$622,061	$0	$622,061

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Income Fund II

June 30, 2019 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 185.1%

MUNICIPAL BONDS & NOTES 185.0%

ALABAMA 7.9%

Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$7,000	$8,342
5.000% due 09/01/2036 (d)	7,000	8,320

Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	2,000	2,117

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	18,000	21,569
7.900% due 10/01/2050 (c)	18,500	17,428

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,000	1,081
5.250% due 05/01/2044	2,000	2,208

		61,065

ARIZONA 6.9%

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	1,000	1,092

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,500	1,558

Pinal County, Arizona Electric District No. 3, Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,886
5.250% due 07/01/2041	3,700	3,987

Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	15,756
5.000% due 12/01/2037	22,400	29,143

		53,422

CALIFORNIA 15.2%

Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	6,000	6,291

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,766

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	2,000	2,279

California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,500	1,521
7.719% due 11/15/2036 (e)	5,000	5,511

California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	3,000	3,161

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	12,500	14,644

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	2,190	2,414

California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,243
5.500% due 03/01/2040	5,750	5,905

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	4,000	4,923

California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	4,890	4,911
6.750% due 02/01/2038	17,415	17,492

California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	1,000	1,037

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	$1,000	$1,075
6.000% due 08/15/2042	5,690	5,998

California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	340	363

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,640

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	1,250	1,392

Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	3,000	3,337

Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	500	502

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	3,300	3,569

Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (d)	10,375	11,400

Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	4,725	4,913

		117,287

COLORADO 2.7%

Aurora, Colorado Revenue Bonds, Series 2010
5.000% due 12/01/2040	5,800	5,971

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	2,000	2,236

Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	6,045	6,142

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	3,250	3,519

Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	1,000	1,041

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	2,108

		21,017

CONNECTICUT 0.3%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	1,000	1,053

Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,311

		2,364

DISTRICT OF COLUMBIA 0.5%

District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
6.600% due 08/01/2037	4,000	4,000

FLORIDA 7.6%

Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	600	606

Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2043	2,865	3,421

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	$1,000	$1,017

Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	145	152

Florida State General Obligation Bonds, Series 2018
4.000% due 07/01/2040 (d)	10,155	11,333

Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	7,000	7,734

Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008
5.625% due 11/15/2037	3,000	3,043

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	5,467
5.000% due 10/01/2043 (d)	6,315	7,627

Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	10,000	10,364

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	2,500	2,666

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,590	1,857

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (d)	3,000	3,500

		58,787

GEORGIA 6.1%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2010
5.000% due 01/01/2040	1,500	1,524

Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	4,406

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	7,500	8,060

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (d)	7,000	8,022

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	3,500	4,068

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	20,893

		46,973

ILLINOIS 19.2%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	8,000	8,348

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2044	4,500	4,875

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	11,040
5.500% due 01/01/2042	1,250	1,365

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	15,722
5.500% due 01/01/2034	5,200	5,753

Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,250	1,253

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,374

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2019	37

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	$1,352	$1,355
6.750% due 12/01/2032	5,262	5,290

Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 05/01/2028	2,000	2,077

Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (d)	6,000	6,219

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	2,155	2,089
5.250% due 12/01/2052 ^(a)	2,800	840

Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	26,225	26,530

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	2,500	2,865

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,346
5.000% due 05/01/2041	1,500	1,659

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	15,000	17,376

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041 (d)	12,500	14,478

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (b)	10,000	3,852

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (b)	5,000	1,333

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (d)	8,000	9,428

		148,467

INDIANA 0.3%

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	1,073

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,130	1,213

		2,286

IOWA 1.6%

Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	2
5.400% due 11/15/2046 ^	746	792

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	11,350	11,350

		12,144

KANSAS 0.8%

Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	508

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (d)	5,500	5,845

		6,353

KENTUCKY 0.1%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,045

LOUISIANA 2.3%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	7,000	7,593

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	$750	$792
6.000% due 10/01/2044	1,000	1,058
6.500% due 11/01/2035	450	477

Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,189

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2046	5,000	5,710

		17,819

MARYLAND 1.7%

Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2045 (d)	8,000	8,813

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	1,400	1,500

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,527

		12,840

MASSACHUSETTS 5.1%

Commonwealth of Massachusettes General Obligation Bonds, Series 2018
4.000% due 05/01/2037 (d)	9,000	10,057

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,056
7.625% due 10/15/2037	535	545

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	5,200	5,575
5.000% due 01/01/2047	2,500	2,837

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (d)	7,500	9,088

University of Massachusetts Building Authority, Revenue Bonds, Series 2013
4.000% due 11/01/2043 (d)	10,000	10,557

		39,715

MICHIGAN 4.3%

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (d)	7,000	7,616
5.000% due 12/01/2031 (d)	2,600	3,154
5.000% due 12/01/2046 (d)	5,100	5,946

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	4,000	4,313

Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	760	579

Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	10,000	10,719

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	25,000	709

		33,036

MINNESOTA 0.6%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,750	4,105

St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	400	400

		4,505

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	$40	$42

MISSOURI 1.6%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2039	600	658
5.000% due 02/15/2035	500	612

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	10,917

		12,187

NEBRASKA 1.5%

Omaha Public Power District, Nebraska Revenue Bonds, Series 2012
4.000% due 02/01/2046 (d)	11,350	11,758

NEVADA 1.8%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	9,500	10,290
5.000% due 05/01/2048	1,295	1,542

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	24,000	2,169

		14,001

NEW HAMPSHIRE 0.3%

New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,024

NEW JERSEY 8.6%

Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	950	950

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 05/15/2028 ^	137	5

New Jersey Economic Development Authority Revenue Bonds, Series 2010
5.875% due 06/01/2042	2,000	2,084

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,554

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	2,185	2,287

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,639

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,542

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	2,500	1,545

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,500	1,724

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.250% due 06/15/2043	4,000	4,611

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2037	6,000	7,248

New Jersey Turnpike Authority Revenue Bonds, Series 2019
4.000% due 01/01/2048	5,000	5,440
5.000% due 01/01/2048	1,500	1,801

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	$1,010	$1,143

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	19,500	21,109
5.250% due 06/01/2046	4,200	4,783

		66,465

NEW MEXICO 0.3%

Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	2,000	2,071

NEW YORK 24.5%

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	33,500	35,428

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,880	4,232

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042 (d)	10,000	10,867

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	298	48
6.700% due 01/01/2049	825	833

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	7,000	7,651

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.000% due 05/01/2043 (d)	20,000	21,950

New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	2,250	2,763

New York City, New York Water & Sewer System Revenue Bonds, Series 2017
5.000% due 06/15/2048 (d)	15,000	17,702

New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	6,505	8,628

New York Liberty Development Corp., Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,019
5.625% due 07/15/2047	2,500	2,556
6.375% due 07/15/2049	1,250	1,282

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	10,807
5.750% due 11/15/2051	44,000	48,236

New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,250	4,649

New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,750	1,825

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	8,000	8,702

		189,178

NORTH CAROLINA 0.4%

North Carolina Turnpike Authority Revenue Bonds, Series 2018
4.000% due 01/01/2039	3,000	3,340

NORTH DAKOTA 0.5%

Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,719

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 13.9%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	$5,665	$5,488
5.875% due 06/01/2047	29,400	28,853
6.250% due 06/01/2037	15,000	15,086
6.500% due 06/01/2047	19,400	19,497

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	20,580	22,022

Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	3,900	4,213

Ohio State Revenue Bonds, Series 2019
4.000% due 01/01/2040	1,500	1,650

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	10,000	10,941

		107,750

OKLAHOMA 0.3%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	2,000	2,370

PENNSYLVANIA 7.0%

Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	7,500	8,036

Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	500	508

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010
5.375% due 08/01/2038	8,465	8,829

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	400	410
6.000% due 07/01/2043	850	889

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 02/15/2043	4,800	5,290

Pennsylvania State University Revenue Bonds, Series 2018
5.000% due 09/01/2043 (d)	6,560	7,978

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	11,129

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	1,053

Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,084
5.625% due 07/01/2042	7,000	7,560

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010
5.125% due 07/01/2030	1,000	1,028

		53,794

PUERTO RICO 2.6%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	15,560	3,578
4.750% due 07/01/2053	5,235	5,102
5.000% due 07/01/2058	9,305	9,328

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
0.000% due 08/01/2042 (b)	3,300	2,401

		20,409

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 4.1%

Narragansett Bay Commission, Rhode Island Revenue Bonds, Series 2013
4.000% due 09/01/2043 (d)	$12,000	$12,506

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	18,450	19,393

		31,899

SOUTH CAROLINA 1.6%

Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,010

South Carolina Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	11,147

		12,157

TENNESSEE 2.6%

Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (b)	3,975	2,037
5.125% due 12/01/2042	5,000	5,106

Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,750	1,767

Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,046

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,306

Tennessee Energy Acquisition Corp., Revenue Bonds, Series 2006
5.000% due 02/01/2027	6,000	7,122

		20,384

TEXAS 20.1%

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,750	1,909

Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,510

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	22,937

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (d)	7,500	8,890

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
5.250% due 10/01/2029	3,750	3,786
5.500% due 10/01/2039	12,700	12,831

Houston Community College System, Texas General Obligation Bonds, Series 2013
4.000% due 02/15/2043 (d)	10,000	10,510

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	700	771
4.000% due 08/15/2035 (d)	1,400	1,537
4.000% due 08/15/2036 (d)	1,330	1,456
4.000% due 08/15/2037 (d)	1,620	1,767
4.000% due 08/15/2040 (d)	1,800	1,950

North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	6,016
5.500% due 09/01/2041	1,300	1,415

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	3,848
5.000% due 01/01/2048	3,500	4,043

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2019	39

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	$1,000	$1,172

San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
4.000% due 09/15/2042 (d)	10,000	10,439

San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044	1,010	1,213

San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	264

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (d)	13,600	14,542

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	1,000	1,140

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	18,015	21,058

Texas State University System Revenue Bonds, Series 2018
4.100% due 03/15/2039 (d)	6,800	7,096

Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (d)	10,000	11,108

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,085

		155,293

UTAH 0.4%

Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	3,000	3,292

VIRGINIA 2.9%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018
4.000% due 05/15/2048	1,000	1,081

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	$412	$36
6.000% due 06/01/2043	1,252	1,253

University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048 (d)	10,000	11,056

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	8,200	9,119

		22,545

WASHINGTON 2.0%

Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2041 (d)	7,735	8,476

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	2,000	2,114

Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	1,300	1,307

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	2,750	3,181

		15,078

WEST VIRGINIA 0.8%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	2,000	2,164

West Virginia Economic Development Authority Revenue Bonds, Series 2010
5.375% due 12/01/2038	2,000	2,099

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	2,000	2,176

		6,439

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 4.0%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	$4,500	$5,566

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	4,000	4,283
7.000% due 07/01/2048	1,000	1,137

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046 (d)	15,585	16,654

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	3,000	3,217

		30,857

Total Municipal Bonds & Notes (Cost $1,322,389)		1,430,177

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (f) 0.1%
		1,315

Total Short-Term Instruments (Cost $1,315)		1,315

Total Investments in Securities (Cost $1,323,704)		1,431,492

Total Investments 185.1% (Cost $1,323,704)		$1,431,492

Auction Rate Preferred Shares (38.6)%		(298,275)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (8.8)%		(68,385)

Other Assets and Liabilities, net (37.7)%		(291,627)

Net Assets Applicable to Common Shareholders 100.0%		$773,205

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,315	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,342)	$1,315	$1,315

Total Repurchase Agreements						$(1,342)	$1,315	$1,315

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2019 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2019:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,315	$0	$0	$1,315	$(1,342)	$(27)

Total Borrowings and Other Financing Transactions	$1,315	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$61,065	$0	$61,065
Arizona	0	53,422	0	53,422
California	0	117,287	0	117,287
Colorado	0	21,017	0	21,017
Connecticut	0	2,364	0	2,364
District of Columbia	0	4,000	0	4,000
Florida	0	58,787	0	58,787
Georgia	0	46,973	0	46,973
Illinois	0	148,467	0	148,467
Indiana	0	2,286	0	2,286
Iowa	0	12,144	0	12,144
Kansas	0	6,353	0	6,353
Kentucky	0	1,045	0	1,045
Louisiana	0	17,819	0	17,819
Maryland	0	12,840	0	12,840
Massachusetts	0	39,715	0	39,715
Michigan	0	33,036	0	33,036
Minnesota	0	4,505	0	4,505
Mississippi	0	42	0	42
Missouri	0	12,187	0	12,187
Nebraska	0	11,758	0	11,758
Nevada	0	14,001	0	14,001

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
New Hampshire	$0	$2,024	$0	$2,024
New Jersey	0	66,465	0	66,465
New Mexico	0	2,071	0	2,071
New York	0	189,178	0	189,178
North Carolina	0	3,340	0	3,340
North Dakota	0	3,719	0	3,719
Ohio	0	107,750	0	107,750
Oklahoma	0	2,370	0	2,370
Pennsylvania	0	53,794	0	53,794
Puerto Rico	0	20,409	0	20,409
Rhode Island	0	31,899	0	31,899
South Carolina	0	12,157	0	12,157
Tennessee	0	20,384	0	20,384
Texas	0	155,293	0	155,293
Utah	0	3,292	0	3,292
Virginia	0	22,545	0	22,545
Washington	0	15,078	0	15,078
West Virginia	0	6,439	0	6,439
Wisconsin	0	30,857	0	30,857
Short-Term Instruments
Repurchase Agreements	0	1,315	0	1,315

Total Investments	$0	$1,431,492	$0	$1,431,492

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2019	41

Schedule of Investments PIMCO Municipal Income Fund III

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 183.0%

MUNICIPAL BONDS & NOTES 182.8%

ALABAMA 8.0%

Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	$1,000	$1,059

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	7,500	8,987
7.900% due 10/01/2050 (c)	19,000	17,898

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	500	541
5.250% due 05/01/2044	1,000	1,104

		29,589

ARIZONA 4.6%

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	1,000	1,092

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	779

Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	15,092

		16,963

CALIFORNIA 17.3%

Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,500	1,573
5.000% due 10/01/2042	3,260	3,418

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	12,000	13,838

California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,500	2,500

California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,580

California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	2,015	2,216

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,100	1,213

California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,300	1,365
5.500% due 03/01/2040	3,200	3,286

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	3,000	3,692

California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,580	2,591
6.750% due 02/01/2038	9,200	9,241

California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	1,000	1,012

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	3,000	3,227

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	3,017

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	750	835

Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	1,250	1,273

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	$1,600	$1,730

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	6,200	6,231

		63,838

COLORADO 1.7%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	1,500	1,677

Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	2,000	2,032

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	1,250	1,353

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	737

Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	500	518

		6,317

CONNECTICUT 0.4%

Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,310

DISTRICT OF COLUMBIA 0.7%

District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
6.600% due 08/01/2037	2,500	2,500

FLORIDA 9.7%

Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	500	505

Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011
5.000% due 10/01/2041	3,000	3,248

Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	145	152

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010
7.719% due 10/01/2039 (e)	5,000	5,439

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 04/01/2053	4,000	4,272

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,093

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
5.000% due 10/01/2043 (d)	12,000	14,492

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	1,500	1,600

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,168

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047 (d)	3,750	4,020

		35,989

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 5.5%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	$3,600	$3,869

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (d)	3,000	3,438

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	2,000	2,325

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	10,637

		20,269

HAWAII 0.4%

Hawaii Pacific Health Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,500	1,561

ILLINOIS 15.0%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	4,000	4,174

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	3,500	4,164

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	442
5.500% due 01/01/2042	1,000	1,092

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	8,028
5.500% due 01/01/2034	2,665	2,948

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	3,000	3,492

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2027	1,750	2,077

Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	3,750	3,833

Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 08/15/2038	1,000	1,029

Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (d)	3,000	3,109

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	1,030	998
5.250% due 12/01/2052 ^(a)	1,250	375

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,157
5.000% due 05/01/2041	1,500	1,659

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	7,000	8,109

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (b)	6,500	2,504

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (b)	2,500	667

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (d)	3,900	4,596

		55,453

INDIANA 1.2%

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	2,500	2,683

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,660	1,782

		4,465

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.2%

Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	$76	$1
5.400% due 11/15/2046 ^	391	415

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	350	350

		766

KANSAS 0.6%

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (d)	2,000	2,125

KENTUCKY 0.6%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	2,000	2,089

LOUISIANA 3.8%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	4,000	4,339

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	1,500	1,584
6.000% due 10/01/2044	1,000	1,058
6.500% due 11/01/2035	400	424

Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,189

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	4,000	4,582

		14,176

MARYLAND 1.9%

Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2045 (d)	3,600	3,966

Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,000	1,040

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	700	750

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	1,000	1,090

		6,846

MASSACHUSETTS 8.3%

Commonwealth of Massachusettes General Obligation Bonds, Series 2018
4.000% due 05/01/2037 (d)	4,000	4,470

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	1,105

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037	275	280

Massachusetts Development Finance Agency Revenue Bonds, Series 2011
5.500% due 11/15/2056 (b)(f)	140	39

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	2,500	2,680
5.000% due 01/01/2047	1,000	1,135

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	$525	$530

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (d)	3,000	3,635

University of Massachusetts Building Authority, Revenue Bonds, Series 2013
4.000% due 11/01/2043 (d)	15,745	16,622

		30,496

MICHIGAN 3.8%

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,306
4.000% due 12/01/2040 (d)	500	544
5.000% due 12/01/2031 (d)	1,200	1,456
5.000% due 12/01/2046 (d)	2,500	2,915

Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	5,000	5,360

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	12,500	354

		13,935

MINNESOTA 0.5%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,750	1,916

MISSOURI 0.3%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
5.000% due 02/15/2036	425	518

Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	200	182

Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	500	502

		1,202

NEBRASKA 3.5%

Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	5,500	7,281

Omaha Public Power District, Nebraska Revenue Bonds, Series 2012
4.000% due 02/01/2046 (d)	5,500	5,698

		12,979

NEVADA 2.2%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	4,545	4,923
5.000% due 05/01/2048	2,000	2,382

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	11,000	994

		8,299

NEW HAMPSHIRE 0.5%

New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,023

NEW JERSEY 8.8%

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,554

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
6.500% due 04/01/2028	$4,500	$5,307

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,271

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	3,200	1,978

New Jersey Turnpike Authority Revenue Bonds, Series 2019
4.000% due 01/01/2048	3,000	3,264

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	900	1,018

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,200	1,456
5.000% due 06/01/2046	8,500	9,191
5.250% due 06/01/2046	2,000	2,278

		32,317

NEW MEXICO 0.3%

Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,035

NEW YORK 21.9%

Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	9,800	10,068

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,355

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,272

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042 (d)	5,500	5,977

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	311	51
6.700% due 01/01/2049	863	871

New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	10,450	10,501

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	2,000	2,186

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.000% due 05/01/2043 (d)	9,000	9,877

New York City, New York Water & Sewer System Revenue Bonds, Series 2017
5.000% due 06/15/2048 (d)	7,500	8,851

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,700	2,330

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 11/15/2044	11,000	11,782

New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,094

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	1,000	1,088

New York State Urban Development Corp., Revenue Bonds, Series 2017
4.000% due 03/15/2046 (d)	7,000	7,659

		80,962

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2019	43

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH CAROLINA 2.5%

New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	$6,000	$6,432

University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016
4.000% due 02/01/2046	2,500	2,662

		9,094

OHIO 17.1%

Allen County, Ohio Revenue Bonds, Series 2010
5.000% due 06/01/2038	500	516

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	1,075

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	945	916
5.875% due 06/01/2047	8,400	8,244
6.250% due 06/01/2037	5,000	5,029
6.500% due 06/01/2047	30,350	30,502

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	9,310	9,962

Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,500	1,594

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,471

		63,309

OKLAHOMA 0.5%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	1,600	1,896

PENNSYLVANIA 7.0%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2009
5.625% due 08/15/2039	1,000	1,005

Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,600	7,071

Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	100	102

Pennsylvania State University Revenue Bonds, Series 2018
5.000% due 09/01/2043 (d)	5,000	6,081

Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	3,000	3,047

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	5,000	5,565

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	1,053

Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	1,645	1,777

		25,701

PUERTO RICO 2.7%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	7,624	1,753
4.750% due 07/01/2053	2,532	2,468
5.000% due 07/01/2058	4,460	4,471

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
0.000% due 08/01/2042 (b)	$1,700	$1,237

		9,929

SOUTH CAROLINA 2.5%

Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,010

South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	800	831

South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,526
5.500% due 12/01/2053	1,750	1,951

		9,318

TENNESSEE 1.3%

Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,553

Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,250	1,262

Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,046

		4,861

TEXAS 15.7%

Bexar County Texas Hospital District, General Obligation Bonds, Series 2018
4.000% due 02/15/2043	2,500	2,728

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,091

Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,300	1,305

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,500	4,915

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (d)	4,000	4,742

Houston Community College System, Texas General Obligation Bonds, Series 2013
4.000% due 02/15/2043 (d)	5,000	5,255

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	300	330
4.000% due 08/15/2035 (d)	800	878
4.000% due 08/15/2036 (d)	600	657
4.000% due 08/15/2037 (d)	900	982
4.000% due 08/15/2040 (d)	900	975

North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	3,000	3,139
5.500% due 09/01/2041	600	653

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,608
5.000% due 01/01/2048	1,250	1,444

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	570

Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
7.680% due 08/01/2039 (e)	6,500	6,536

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	$150	$183

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	8,925	10,433

Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (d)	5,000	5,554
5.000% due 04/15/2049	1,000	1,206

University of North Texas System Revenue Bonds, Series 2018
4.000% due 04/15/2050	2,200	2,421

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	542

		58,147

UTAH 0.9%

Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	3,000	3,291

VIRGINIA 3.2%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018
4.000% due 05/15/2048	1,000	1,081

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	201	18
6.000% due 06/01/2043	611	611

University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048 (d)	5,000	5,528

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	4,000	4,448

		11,686

WASHINGTON 2.2%

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
4.000% due 01/01/2046	4,000	4,361

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	1,000	1,057

Washington Health Care Facilities Authority Revenue Bonds, Series 2010
5.500% due 12/01/2039	500	529

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	1,250	1,446

Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2038	825	877

		8,270

WEST VIRGINIA 0.7%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,082

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	1,500	1,632

		2,714

WISCONSIN 4.8%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	3,093

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	2,500	2,677
7.000% due 07/01/2048	750	853

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	$3,500	$3,852

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.625% due 04/15/2039	1,000	1,033

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	1,500	1,603

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	2,000	2,144

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 04/01/2044	2,000	2,376

		17,631

Total Municipal Bonds & Notes (Cost $617,092)		675,267

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (g) 0.2%
$590

Total Short-Term Instruments (Cost $590)	590

Total Investments in Securities (Cost $617,682)	675,857

Total Investments 183.0% (Cost $617,682)	$675,857

Auction Rate Preferred Shares (41.9)%	(154,700)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (9.2)%	(34,120)

Other Assets and Liabilities, net (31.9)%	(117,677)

Net Assets Applicable to Common Shareholders 100.0%	$369,360

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2019.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	5.500%	11/15/2056	07/20/2007	$ 5	$39	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$590	U.S. Treasury Notes 2.250% due 03/31/2021	$(603)	$590	$590

Total Repurchase Agreements						$(603)	$590	$590

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2019	45

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)

June 30, 2019 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2019:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$590	$0	$0	$590	$(603)	$(13)

Total Borrowings and Other Financing Transactions	$590	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$29,589	$0	$29,589
Arizona	0	16,963	0	16,963
California	0	63,838	0	63,838
Colorado	0	6,317	0	6,317
Connecticut	0	1,310	0	1,310
District of Columbia	0	2,500	0	2,500
Florida	0	35,989	0	35,989
Georgia	0	20,269	0	20,269
Hawaii	0	1,561	0	1,561
Illinois	0	55,453	0	55,453
Indiana	0	4,465	0	4,465
Iowa	0	766	0	766
Kansas	0	2,125	0	2,125
Kentucky	0	2,089	0	2,089
Louisiana	0	14,176	0	14,176
Maryland	0	6,846	0	6,846
Massachusetts	0	30,496	0	30,496
Michigan	0	13,935	0	13,935
Minnesota	0	1,916	0	1,916
Missouri	0	1,202	0	1,202
Nebraska	0	12,979	0	12,979

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Nevada	$0	$8,299	$0	$8,299
New Hampshire	0	2,023	0	2,023
New Jersey	0	32,317	0	32,317
New Mexico	0	1,035	0	1,035
New York	0	80,962	0	80,962
North Carolina	0	9,094	0	9,094
Ohio	0	63,309	0	63,309
Oklahoma	0	1,896	0	1,896
Pennsylvania	0	25,701	0	25,701
Puerto Rico	0	9,929	0	9,929
South Carolina	0	9,318	0	9,318
Tennessee	0	4,861	0	4,861
Texas	0	58,147	0	58,147
Utah	0	3,291	0	3,291
Virginia	0	11,686	0	11,686
Washington	0	8,270	0	8,270
West Virginia	0	2,714	0	2,714
Wisconsin	0	17,631	0	17,631
Short-Term Instruments
Repurchase Agreements	0	590	0	590

Total Investments	$0	$675,857	$0	$675,857

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Income Fund

June 30, 2019 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 191.7%

MUNICIPAL BONDS & NOTES 191.5%

CALIFORNIA 185.0%

Bay Area Toll Authority, California Revenue Bonds, Series 2017
5.000% due 04/01/2056	$1,750	$2,037

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,925	4,316

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	4,000	4,002
6.125% due 06/01/2038	1,000	1,000

California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (b)	12,000	1,968
5.600% due 06/01/2036	1,500	1,511

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (b)	7,000	716

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	800	924

California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,365
5.000% due 10/01/2048	1,000	1,192

California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,050	5,534

California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	2,000	2,015
6.000% due 07/01/2039	4,000	4,000
6.500% due 11/01/2038	1,000	1,016

California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,450	1,470
7.719% due 11/15/2036 (d)	1,000	1,102

California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,069
6.000% due 08/15/2042	2,800	2,950

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	7,300	7,928

California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	1,675	1,842

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,300	1,473

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (c)	8,500	9,234
5.000% due 11/15/2046 (c)	5,000	5,858
5.000% due 08/15/2055	6,000	6,813

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,016

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	790	871

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	500	586
5.000% due 06/01/2048	1,370	1,633

California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.100% due 06/01/2040	2,000	2,071
5.250% due 08/01/2040	1,250	1,304

California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (c)	5,140	5,582

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2009
6.000% due 11/01/2039	$2,000	$2,031

California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	2,400	2,520
5.500% due 03/01/2040	1,500	1,540

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	7,922

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	2,750	3,009

California State General Obligation Bonds, Series 2018
5.000% due 10/01/2047	1,275	1,487

California State Public Works Board Revenue Bonds, Series 2009
5.750% due 10/01/2030	2,000	2,023
6.000% due 11/01/2034	2,000	2,032

California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	1,500	1,629

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	8,000	9,303

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,091
4.000% due 07/01/2043	350	380
4.000% due 07/01/2047	1,750	1,894

California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,870	1,878
6.750% due 02/01/2038	6,875	6,905

California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	10,000	10,371
6.250% due 10/01/2039	1,000	1,012

California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	2,000	2,108

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,500	12,552
5.125% due 05/15/2031	4,000	4,288
5.375% due 05/15/2038	4,500	4,819

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	236
5.000% due 12/01/2036	1,400	1,565
5.000% due 12/01/2046	5,700	6,297

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,057
4.000% due 12/01/2057	2,000	2,049
5.500% due 12/01/2058	1,775	2,059

California Statewide Financing Authority Revenue Bonds, Series 2002
5.625% due 05/01/2029	80	81
6.000% due 05/01/2037	3,000	3,020

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (c)	5,500	5,982

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	1,000	1,099

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	5,000	5,018

El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034 (e)	14,425	14,894

Escondido Union School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	1,000	1,092

Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (c)	3,500	3,848

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Folsom Redevelopment Agency, California Tax Allocation Bonds, Series 2009
5.500% due 08/01/2036	$1,000	$1,003

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	860	903

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	1,740	1,794

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	2,000	2,386
5.000% due 06/01/2047	1,500	1,502
5.250% due 06/01/2047	15,500	15,694

Grossmont-Cuyamaca Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (c)	2,750	3,008

Hacienda La Puente Unified School District, General Obligation Bonds, Series 2017
4.000% due 08/01/2047	2,000	2,169

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,400	3,713

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	6,000	6,826

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	1,000	1,051

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (c)	6,000	7,088

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041 (c)	4,000	4,386

Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	502

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,254
5.500% due 11/15/2030	415	541

Long Beach Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2043 (c)	5,500	5,954

Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	5,000	5,154

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (c)	3,500	3,844

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,500	3,046

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,500	1,622

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,540
5.000% due 07/01/2043	5,000	5,521

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	2,000	2,265

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2017
5.000% due 07/01/2047 (c)	10,000	11,774

Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2029 (c)	10,000	10,000
5.000% due 01/01/2034	8,500	8,500
5.300% due 01/01/2034	250	250

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2019	47

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	$15,345	$23,147

Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	700	700

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2040	3,000	3,307

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	5,300	5,842

Newport Mesa Unified School District, California General Obligation Bonds, (FGIC Insured), Series 2007
0.000% due 08/01/2031 (b)	1,750	1,329

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	1,750	1,877

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (c)	4,530	4,928

Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,254

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	2,000	2,229

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,247

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	4,250	4,723

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	2,800	3,311
5.000% due 10/01/2047 (c)	1,700	1,995

Sacramento, California Transient Occupancy Tax Revenue Bonds, Series 2018
5.000% due 06/01/2048	3,510	4,171

San Diego Unified School District, California General Obligation Bonds, Series 2017
4.000% due 07/01/2047 (c)	6,000	6,535

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (c)	5,500	6,036

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,625	3,100

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2039	2,000	2,468
5.000% due 05/01/2049	2,000	2,434

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	$650	$652

San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (c)	2,200	2,406
5.000% due 03/01/2041 (c)	3,300	3,948

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	1,000	1,075

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042 (a)	1,000	1,118

San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,635

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,200	1,298

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (b)	3,000	2,060

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2018
5.000% due 09/01/2045	4,000	4,901

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,540	1,714

San Rafael City High School District General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (c)	3,500	3,843

Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (c)	4,000	4,223

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,300	1,312

Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 04/01/2045 (c)	2,000	2,198

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	800	804

Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	6,300	6,551

University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046 (c)	10,500	11,300

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2047	5,000	5,931

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	2,500	3,062

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,250	3,405

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	$2,500	$2,862

		488,710

ILLINOIS 3.8%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,000	2,184

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	3,400	3,782

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,500	2,910

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,146

		10,022

PUERTO RICO 2.7%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	5,700	1,311
4.750% due 07/01/2053	2,405	2,344
5.000% due 07/01/2058	2,680	2,687

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
0.000% due 08/01/2043 (b)	1,000	727

		7,069

Total Municipal Bonds & Notes (Cost $473,336)		505,801

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (f) 0.2%
		542

Total Short-Term Instruments (Cost $542)		542

Total Investments in Securities (Cost $473,878)		506,343

Total Investments 191.7% (Cost $473,878)		$506,343

Auction Rate Preferred Shares (45.7)%		(120,625)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (11.0)%		(29,136)

Other Assets and Liabilities, net (35.0)%		(92,517)

Net Assets Applicable to Common Shareholders 100.0%		$264,065

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(d)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2019.

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2019 (Unaudited)

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001	5.250%	01/01/2034	08/02/2001	$ 14,425	$14,894	5.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$542	U.S. Treasury Notes 2.250% due 03/31/2021	$(557)	$542	$542

Total Repurchase Agreements						$(557)	$542	$542

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2019:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$542	$0	$0	$542	$(557)	$(15)

Total Borrowings and Other Financing Transactions	$542	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$488,710	$0	$488,710
Illinois	0	10,022	0	10,022
Puerto Rico	0	7,069	0	7,069
Short-Term Instruments
Repurchase Agreements	0	542	0	542

Total Investments	$0	$506,343	$0	$506,343

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2019	49

Schedule of Investments PIMCO California Municipal Income Fund II

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 185.5%

MUNICIPAL BONDS & NOTES 185.3%

CALIFORNIA 177.6%

Alhambra, California Revenue Bonds, Series 2010
7.625% due 01/01/2040	$2,000	$2,063

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,419

Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	3,000	3,250
5.000% due 04/01/2056	2,000	2,328

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	4,400	4,838

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	1,765	1,789

California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (b)	9,000	1,326
5.600% due 06/01/2036	1,500	1,511

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (b)	9,000	921

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	835	964

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,300	1,563
5.000% due 10/01/2048	1,320	1,573

California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,400	5,917

California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	250	252
6.000% due 07/01/2039	3,000	3,000
6.500% due 11/01/2038	500	508

California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,069

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	1,000	1,090
5.000% due 11/15/2040	4,000	4,299
5.000% due 08/15/2051	5,555	6,037

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	5,000	5,666

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2047	1,500	1,610
5.000% due 11/15/2046	1,000	1,172
5.000% due 08/15/2055	6,275	7,125

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,016

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	860	948

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 01/01/2042	1,750	2,045

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,000	1,172

California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,500	1,565

California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (c)	5,400	5,864

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	$7,000	$7,922

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	3,250	3,556

California State General Obligation Bonds, Series 2018
4.000% due 10/01/2039	4,500	4,904
5.000% due 10/01/2047	2,000	2,332
5.000% due 10/01/2048 (c)	10,000	12,158

California State Public Works Board Revenue Bonds, Series 2009
5.750% due 10/01/2030	3,000	3,034
6.000% due 11/01/2034	2,000	2,032

California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	2,000	2,172

California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,779

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	5,000	5,814

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2043	1,350	1,467

California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,135	2,144
6.750% due 02/01/2038	7,860	7,895

California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.000% due 07/01/2040	3,760	3,957

California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	5,600	5,903

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	9,705	10,593
5.375% due 05/15/2038	4,500	4,819

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	236
5.000% due 12/01/2036	1,500	1,677
5.000% due 06/01/2046	2,000	2,201
5.000% due 12/01/2046	2,000	2,210
5.250% due 12/01/2056	2,000	2,231

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,057
4.000% due 12/01/2053	230	236
4.000% due 12/01/2057	2,000	2,049
5.500% due 12/01/2058	7,200	8,352

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	2,000	2,013

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	4,000	4,396

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,004

Escondido Union School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	1,240	1,354

Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (c)	3,600	3,958

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	920	966

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,561

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,790
5.000% due 06/01/2034	4,500	5,258

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 06/01/2047	$1,500	$1,502
5.250% due 06/01/2047	11,500	11,644

Grossmont-Cuyamaca Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (c)	5,000	5,469

Hacienda La Puente Unified School District, General Obligation Bonds, Series 2017
4.000% due 08/01/2047	3,000	3,254

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,500	3,823

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	3,000	3,413

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	4,500	4,730

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041 (c)	7,375	8,088

Irvine Unified School District, California Special Tax Bonds, Series 2010
6.700% due 09/01/2035	515	538

Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	1,000	1,005

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	460	600
5.500% due 11/15/2037	7,500	10,261

Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.250% due 08/01/2019 (c)	9,395	9,426
5.250% due 08/01/2033 (c)	605	607

Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	500	515

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (c)	3,600	3,954

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,500	2,738

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,800	3,411

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	2,000	2,163

Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2018
5.000% due 07/01/2043	2,000	2,436

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,000	3,398

Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034	11,000	11,000

Los Angeles, California Wastewater System Revenue Bonds, Series 2017
5.000% due 06/01/2039	1,000	1,211

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	16,445	24,807
7.000% due 11/01/2034	1,000	1,501

Manteca Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2004
5.000% due 10/01/2036	10,000	10,012

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	4,400	4,850

Newport Mesa Unified School District, California General Obligation Bonds, (FGIC Insured), Series 2007
0.000% due 08/01/2031 (b)	1,900	1,443

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oakland Unified School District/Alameda County, California General Obligation Bonds, Series 2009
6.125% due 08/01/2029	$5,000	$5,020

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	2,000	2,145

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (c)	4,000	4,352

Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	4,750	4,836

Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2046 (b)	16,000	6,340
0.000% due 08/01/2040 (b)	11,000	5,945

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,247

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	3,500	3,889

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	2,800	3,311
5.000% due 10/01/2047 (c)	1,700	1,995

Sacramento, California Transient Occupancy Tax Revenue Bonds, Series 2018
5.000% due 06/01/2048	4,000	4,753

San Diego Community College District, California General Obligation Bonds, Series 2009
8.225% due 08/01/2033 (d)	5,000	5,033

San Diego Unified School District, California General Obligation Bonds, Series 2017
4.000% due 07/01/2047 (c)	8,500	9,257

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2047	1,000	1,197

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,750	3,247

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
5.000% due 05/01/2048	2,700	3,237

San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	300	301

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
4.000% due 10/01/2043 (c)	10,000	11,078

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	1,750	1,881

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042 (a)	1,000	1,118

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	$1,000	$1,090

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	1,014
5.000% due 10/01/2033	1,125	1,341

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,300	1,406

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (b)	12,000	8,238

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2018
5.000% due 09/01/2045 (c)	11,900	14,581

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,655	1,842

San Rafael City High School District General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (c)	11,000	12,077

Santa Ana Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	1,750	1,916

Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (c)	4,000	4,223

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,500	1,514

Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (c)	3,000	3,296

Tender Option Bond Trust Receipts/Certificates, California Revenue Bonds, Series 2010
7.730% due 05/15/2040 (d)	7,500	7,946

Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	3,100	3,224

Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	1,700	1,798

Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	1,000	1,056

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	2,000	2,449

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,000	3,143

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	3,000	3,434

		507,499

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 4.5%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	$2,350	$2,566

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	6,035	6,714

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,000	2,328

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,146

		12,754

NEW YORK 0.6%

New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,250	1,658

PUERTO RICO 2.6%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	6,115	1,406
4.750% due 07/01/2053	2,570	2,505
5.000% due 07/01/2058	2,855	2,862

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
0.000% due 08/01/2044 (b)	1,000	727

		7,500

Total Municipal Bonds & Notes (Cost $483,156)		529,411

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (e) 0.2%
		652

Total Short-Term Instruments (Cost $652)		652

Total Investments in Securities (Cost $483,808)		530,063

Total Investments 185.5% (Cost $483,808)		$530,063

Auction Rate Preferred Shares (45.0)%		(128,675)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (11.9)%		(34,120)

Other Assets and Liabilities, net (28.6)%		(81,561)

Net Assets Applicable to Common Shareholders 100.0%		$285,707

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(d)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2019.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2019	51

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)

June 30, 2019 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$652	U.S. Treasury Notes 2.250% due 03/31/2021	$(669)	$652	$652

Total Repurchase Agreements						$(669)	$652	$652

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2019:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$652	$0	$0	$652	$(669)	$(17)

Total Borrowings and Other Financing Transactions	$652	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$507,499	$0	$507,499
Illinois	0	12,754	0	12,754
New York	0	1,658	0	1,658
Puerto Rico	0	7,500	0	7,500
Short-Term Instruments
Repurchase Agreements	0	652	0	652

Total Investments	$0	$530,063	$0	$530,063

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Income Fund III

June 30, 2019 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 189.9%

MUNICIPAL BONDS & NOTES 189.4%

CALIFORNIA 181.6%

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	$8,000	$9,225

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,700	4,068

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2035	8,100	8,178
6.000% due 06/01/2042	7,000	7,064

California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (b)	11,000	1,821
5.600% due 06/01/2036	2,000	2,014

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (b)	4,000	409

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	700	808

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,000	1,202

California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	4,550	4,986

California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	4,000	4,029
6.000% due 07/01/2039	4,000	4,000
6.500% due 11/01/2038	500	508

California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,300	1,318

California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,069
6.000% due 08/15/2042	1,200	1,264

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	5,205	5,657

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	3,000	3,399

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (c)	6,500	7,061
4.000% due 10/01/2047	750	805
5.000% due 11/15/2046 (c)	5,000	5,858
5.000% due 08/15/2055	5,000	5,678

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,016

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	660	727

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 06/01/2048	1,100	1,311

California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,250	1,304

California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (c)	4,200	4,561

California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,115	1,277

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	5,000	5,658

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	$1,500	$1,641

California State General Obligation Bonds, Series 2018
5.000% due 10/01/2047	2,000	2,332

California State Public Works Board Revenue Bonds, Series 2009
6.000% due 11/01/2034	2,000	2,032

California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,779

California State University Revenue Bonds, Series 2011
5.000% due 11/01/2042	6,200	6,695

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	6,750	7,849

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2047	250	271

California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,780	1,788
6.750% due 02/01/2038	6,430	6,459

California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	500	506

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	11,000	11,830
6.000% due 08/15/2042	1,800	1,897

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,220	12,246
5.375% due 05/15/2038	2,000	2,142

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	2,500	2,773

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	210
5.000% due 12/01/2036	1,100	1,230
5.000% due 06/01/2046	1,000	1,100
5.000% due 12/01/2046	3,100	3,425

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 03/01/2042	2,500	2,677
4.000% due 07/01/2048	850	899
4.000% due 12/01/2057	2,000	2,049

California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	195	208

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (c)	4,500	4,895

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	2,000	2,198

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	2,000	2,007

Escondido Union School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	1,000	1,092

Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (c)	2,900	3,188

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	720	756

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,561

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,790
5.000% due 06/01/2047	1,115	1,116
5.250% due 06/01/2047	8,885	8,996

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grossmont-Cuyamaca Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (c)	$2,250	$2,461

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,150	1,256

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	5,000	5,689

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (c)	4,000	4,726

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041 (c)	3,000	3,290

Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	502

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	360	469

Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.750% due 08/01/2033	5,000	5,018

Long Beach Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2043 (c)	4,500	4,871

Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	2,120	2,185

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (c)	2,900	3,185

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,000	2,191

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,200	2,680

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,185	1,281

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,000	2,215
5.000% due 07/01/2043	2,115	2,335

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	1,000	1,133

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2017
5.000% due 07/01/2047 (c)	10,000	11,774

Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034 (c)	10,000	10,000

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	9,825	14,820
7.000% due 11/01/2034	2,285	3,429

Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	550	550

Manteca Financing Authority, California Revenue Bonds, Series 2009
5.750% due 12/01/2036	1,000	1,018

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2040	2,545	2,805

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	7,300	8,046

Newport Mesa Unified School District, California General Obligation Bonds, (FGIC Insured), Series 2007
0.000% due 08/01/2031 (b)	1,485	1,128

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2019	53

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 09/01/2036	$800	$930

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	1,250	1,341

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (c)	3,000	3,264

Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,254

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	5,000	5,573

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,247

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	2,000	2,223

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	2,200	2,602
5.000% due 10/01/2047 (c)	1,500	1,761

Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2037	3,000	3,408

Sacramento, California Transient Occupancy Tax Revenue Bonds, Series 2018
5.000% due 06/01/2048	1,000	1,188

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,325	1,483

San Diego Unified School District, California General Obligation Bonds, Series 2017
4.000% due 07/01/2047 (c)	8,430	9,181

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (c)	4,500	4,939

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,125	2,509

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
5.000% due 05/01/2048	2,000	2,398

San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	550	552

San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2028	1,505	1,637

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (c)	$1,800	$1,968
5.000% due 03/01/2041 (c)	2,700	3,230

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	1,250	1,343

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042 (a)	1,000	1,118

San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,635

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2034	885	1,050

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,000	1,082

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (b)	2,530	1,737

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2018
5.000% due 09/01/2045	2,000	2,451

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,290	1,436

San Rafael City High School District General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (c)	2,560	2,811

Santa Ana Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	1,250	1,368

Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (c)	3,000	3,167

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,200	1,211

Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (c)	2,000	2,198

University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046 (c)	6,760	7,275

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2042	2,500	2,986

University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	1,050	1,152

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	1,500	1,837

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	2,250	2,357

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	$2,500	$2,862

Western Municipal Water District Facilities Authority, California Revenue Bonds, Series 2009
5.000% due 10/01/2039	2,000	2,018

		405,751

ILLINOIS 5.1%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	3,000	3,312

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	3,700	4,117
5.500% due 01/01/2033	2,500	2,772

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,146

		11,347

PUERTO RICO 2.7%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	4,795	1,103
4.750% due 07/01/2053	2,030	1,978
5.000% due 07/01/2058	2,250	2,256

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
0.000% due 08/01/2043 (b)	1,000	727

		6,064

Total Municipal Bonds & Notes (Cost $396,000)		423,162

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (d) 0.5%
		1,010

Total Short-Term Instruments (Cost $1,010)		1,010

Total Investments in Securities (Cost $397,010)		424,172

Total Investments 189.9% (Cost $397,010)		$424,172

Auction Rate Preferred Shares (43.8)%		(97,875)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.1)%		(26,944)

Other Assets and Liabilities, net (34.0)%		(75,987)

Net Assets Applicable to Common Shareholders 100.0%		$223,366

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2019 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,010	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,033)	$1,010	$1,010

Total Repurchase Agreements						$(1,033)	$1,010	$1,010

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2019:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,010	$0	$0	$1,010	$(1,033)	$(23)

Total Borrowings and Other Financing Transactions	$1,010	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$405,751	$0	$405,751
Illinois	0	11,347	0	11,347
Puerto Rico	0	6,064	0	6,064
Short-Term Instruments
Repurchase Agreements	0	1,010	0	1,010

Total Investments	$0	$424,172	$0	$424,172

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2019	55

Schedule of Investments PIMCO New York Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 187.1%

MUNICIPAL BONDS & NOTES 185.0%

CALIFORNIA 1.9%

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	$1,500	$1,757

		1,757

ILLINOIS 3.5%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	885	966

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	1,000	1,164

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2026	1,000	1,149

		3,279

NEW YORK 172.7%

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (c)	1,000	1,407

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (c)	1,000	1,033

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	3,000	3,173
5.750% due 02/15/2047	4,000	4,284

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2042	2,000	2,205

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	1,000	1,095

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031 (c)	6,500	7,803

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2035	1,000	1,109
4.000% due 11/15/2042 (c)	1,000	1,087

Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
4.000% due 07/01/2036 (c)	1,000	1,110

Nassau County, New York General Obligation Bonds, (AGM Insured), Series 2018
5.000% due 04/01/2036	2,000	2,433

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	433	70
6.700% due 01/01/2049	1,200	1,212

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,230	1,184

New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	900	903
7.000% due 03/01/2049	3,200	3,216

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (c)	2,000	2,186

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
1.950% due 08/01/2045	1,000	1,000

New York City Water & Sewer System, New York Revenue Bonds, Series 2019
5.000% due 06/15/2049 (c)	9,000	10,772

New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,265

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York General Obligation Bonds, Series 2018
4.000% due 03/01/2042 (c)	$3,200	$3,552
5.000% due 04/01/2043	1,500	1,800
5.000% due 04/01/2045 (c)	2,700	3,235

New York City, New York Health & Hospital Corp. Revenue Bonds, Series 2010
5.000% due 02/15/2030	3,500	3,574

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.250% due 07/15/2036	1,000	1,258

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
5.000% due 11/01/2043	1,030	1,258

New York City, New York Water & Sewer System Revenue Bonds, Series 2017
5.000% due 06/15/2048 (c)	8,000	9,441

New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	20,000	2,785

New York Counties Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	3,000	210

New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035 (c)	3,760	4,987

New York Liberty Development Corp., Revenue Bonds, Series 2010
5.125% due 01/15/2044	6,150	6,268
6.375% due 07/15/2049	1,500	1,539

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	2,000	2,161
5.750% due 11/15/2051	6,000	6,578

New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,900	2,078

New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	517
5.500% due 07/01/2040	1,250	1,304

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,128
5.500% due 07/01/2036	1,000	1,087
6.000% due 07/01/2040	1,225	1,284

New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 02/15/2029	1,000	1,126

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (c)	1,000	1,088
5.000% due 12/01/2031	500	587

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 03/15/2043	1,000	1,103
5.000% due 03/15/2037	3,000	3,659

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2041	2,000	2,439

New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2037	1,000	1,080
5.000% due 01/01/2042	3,645	3,926

New York State Urban Development Corp., Revenue Notes, Series 2019
4.000% due 03/15/2048 (c)	7,000	7,704
5.000% due 03/15/2040 (c)	6,000	7,270

Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	600	649

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	1,000	1,057

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	$3,500	$4,156

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,000	1,096
5.000% due 11/15/2045 (c)	3,000	3,618

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	840	1,036
5.000% due 11/15/2042	500	616

Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
4.625% due 09/01/2026	5,860	6,208

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2048	1,750	1,683

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,181

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	507

Utility Debt Securitization Authority Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	1,000	1,182

Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	910	968

Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	170	176

		161,706

OHIO 3.1%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	2,875	2,890

PUERTO RICO 3.8%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	1,845	424
4.750% due 07/01/2053	820	799
5.000% due 07/01/2058	1,940	1,945

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
0.000% due 08/01/2042 (b)	600	437

		3,605

Total Municipal Bonds & Notes (Cost $163,700)		173,237

SHORT-TERM INSTRUMENTS 2.1%

REPURCHASE AGREEMENTS (d) 2.1%
		1,956

Total Short-Term Instruments (Cost $1,956)		1,956

Total Investments in Securities (Cost $165,656)		175,193

Total Investments 187.1% (Cost $165,656)		$175,193

Auction Rate Preferred Shares (43.8)%		(41,025)

Other Assets and Liabilities, net (43.3)%		(40,536)

Net Assets Applicable to Common Shareholders 100.0%		$93,632

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,956	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,996)	$1,956	$1,956

Total Repurchase Agreements						$(1,996)	$1,956	$1,956

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2019:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,956	$0	$0	$1,956	$(1,996)	$(40)

Total Borrowings and Other Financing Transactions	$1,956	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$1,757	$0	$1,757
Illinois	0	3,279	0	3,279
New York	0	161,706	0	161,706
Ohio	0	2,890	0	2,890
Puerto Rico	0	3,605	0	3,605
Short-Term Instruments
Repurchase Agreements	0	1,956	0	1,956

Total Investments	$0	$175,193	$0	$175,193

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2019	57

Schedule of Investments PIMCO New York Municipal Income Fund II

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 183.1%

MUNICIPAL BONDS & NOTES 182.1%

FLORIDA 0.8%

Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	$1,000	$1,017

ILLINOIS 2.7%

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,000	2,328

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2026	1,000	1,149

		3,477

NEW YORK 170.5%

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (c)	2,000	2,814

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	3,000	3,429

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,200	3,411

Housing Development Corp., New York Revenue Bonds, Series 2017
4.000% due 11/01/2047 (c)	1,000	1,033

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	9,000	9,638

Long Island Power Authority, New York Revenue Bonds, Series 2014
5.000% due 09/01/2044	3,500	3,961

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,000	2,028

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	3,000	3,285

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	1,200	1,405

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2035	3,500	3,883

Monroe County Industrial Development Corp., New York Revenue Bonds, (FHA Insured), Series 2010
5.500% due 08/15/2040	3,500	3,719

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	2,015

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2036 (c)	1,000	1,109
4.000% due 12/01/2041	1,400	1,473

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	650	106
6.700% due 01/01/2049	1,800	1,818

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	4,000	3,851

New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	1,500	1,506
7.000% due 03/01/2049	4,900	4,924

New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	756

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City Industrial Development Agency, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 03/01/2036	$1,900	$1,904

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (c)	3,000	3,279
4.000% due 02/01/2044	2,000	2,173

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.000% due 08/01/2041	685	756

New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.250% due 06/15/2040	125	125

New York City Water & Sewer System, New York Revenue Bonds, Series 2018
5.000% due 06/15/2040	2,300	2,763

New York City Water & Sewer System, New York Revenue Bonds, Series 2019
5.000% due 06/15/2049 (c)	3,000	3,591

New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,265

New York City, New York General Obligation Bonds, Series 2018
4.000% due 03/01/2042 (c)	5,000	5,551
5.000% due 04/01/2043	2,780	3,335

New York City, New York Health & Hospital Corp. Revenue Bonds, Series 2010
5.000% due 02/15/2030	1,500	1,532

New York City, New York Housing Development Corp. Revenue Bonds, Series 2013
5.250% due 07/01/2031	1,250	1,398

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2016
4.000% due 07/15/2040	1,000	1,081

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.250% due 07/15/2036	2,000	2,516

New York City, New York Water & Sewer System Revenue Bonds, Series 2017
5.000% due 06/15/2048 (c)	5,000	5,901

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	230	245
5.000% due 11/15/2045	1,000	1,159

New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	30,000	4,177

New York Counties Tobacco Trust IV Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,097
5.000% due 06/01/2041	1,000	1,082

New York Counties Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	4,000	280

New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035 (c)	6,350	8,423

New York Liberty Development Corp., Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,500	1,529
5.625% due 07/15/2047	1,400	1,432
6.375% due 07/15/2049	1,300	1,333

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,242
5.750% due 11/15/2051	5,000	5,481

New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,000	4,375

New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.500% due 05/15/2031	7,490	10,110

New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,000	1,043

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	$2,000	$2,128
5.500% due 07/01/2036	1,500	1,630

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (c)	1,500	1,632
5.000% due 12/01/2030	1,000	1,180
5.000% due 12/01/2033	800	933

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2037	2,750	2,981
4.000% due 03/15/2043	2,000	2,206
5.000% due 03/15/2044	2,625	3,140

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2041	1,000	1,220
5.000% due 07/01/2042	1,000	1,230

New York State Environmental Facilities Corp., Revenue Bonds, Series 2009
5.125% due 06/15/2038	5,000	5,014

New York State Thruway Authority Revenue Bonds, Series 2016
5.250% due 01/01/2056	1,480	1,711

New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,119

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	535
5.250% due 05/15/2040	500	532

Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	1,000	1,081

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	1,400	1,479

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	6,000	7,125

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 11/15/2057	5,400	6,509

Tender Option Bond Trust Receipts/Certificates, New York Revenue Bonds, Series 2009
7.680% due 07/01/2039 (d)	5,000	5,000

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	2,800	3,070
5.000% due 11/15/2045 (c)	3,000	3,618

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	1,000	1,233
5.000% due 11/15/2042	750	924

Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	3,435	3,565

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2048	2,750	2,645

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,442
5.000% due 06/01/2041	500	545

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	1,015

Utility Debt Securitization Authority Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	4,000	4,727

Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	1,490	1,584

Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014
5.500% due 05/01/2042	1,000	1,108

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	$865	$898

		216,101

OHIO 1.1%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,435	1,442

PUERTO RICO 7.0%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	2,830	651
4.750% due 07/01/2053	1,165	1,135
5.000% due 07/01/2058	6,285	6,301

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
0.000% due 08/01/2046 (b)	1,000	727

		8,814

Total Municipal Bonds & Notes (Cost $214,968)		230,851

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS (e) 1.0%
$1,265

Total Short-Term Instruments (Cost $1,265)	1,265

Total Investments in Securities (Cost $216,233)	232,116

Total Investments 183.1% (Cost $216,233)	$232,116

Auction Rate Preferred Shares (45,7)%	(58,000)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (16.5)%	(20,864)

Other Assets and Liabilities, net (20.9)%	(26,472)

Net Assets Applicable to Common Shareholders 100.0%	$126,780

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(d)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,265	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,292)	$1,265	$1,265

Total Repurchase Agreements						$(1,292)	$1,265	$1,265

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2019:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,265	$0	$0	$1,265	$(1,292)	$(27)

Total Borrowings and Other Financing Transactions	$1,265	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2019	59

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)

June 30, 2019 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Florida	$0	$1,017	$0	$1,017
Illinois	0	3,477	0	3,477
New York	0	216,101	0	216,101
Ohio	0	1,442	0	1,442
Puerto Rico	0	8,814	0	8,814
Short-Term Instruments
Repurchase Agreements	0	1,265	0	1,265

Total Investments	$0	$232,116	$0	$232,116

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements

June 30, 2019 (Unaudited)

1. ORGANIZATION

PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund and PIMCO New York Municipal Income Fund II (each a “Fund” and collectively, the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date

PIMCO Municipal Income Fund	May 9, 2001

PIMCO Municipal Income Fund II	March 29, 2002

PIMCO Municipal Income Fund III	August 20, 2002

PIMCO California Municipal Income Fund	May 10, 2001

PIMCO California Municipal Income Fund II	March 29, 2002

PIMCO California Municipal Income Fund III	August 20, 2002

PIMCO New York Municipal Income Fund	May 10, 2001

PIMCO New York Municipal Income Fund II	March 29, 2002

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Distributions — Common Shares  The following table shows the anticipated frequency of distributions from net investment income and gains from the sale of portfolio securities and other sources to common shareholders.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Municipal Income Fund	Monthly	Monthly

PIMCO Municipal Income Fund II	Monthly	Monthly

PIMCO Municipal Income Fund III	Monthly	Monthly

PIMCO California Municipal Income Fund	Monthly	Monthly

PIMCO California Municipal Income Fund II	Monthly	Monthly

PIMCO California Municipal Income Fund III	Monthly	Monthly

PIMCO New York Municipal Income Fund	Monthly	Monthly

PIMCO New York Municipal Income Fund II	Monthly	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared

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Notes to Financial Statements (Cont.)

during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements  In August 2018, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2018-13, which modifies certain disclosure requirements for fair value measurements in Accounting Standards Codification (“ASC”) 820. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. At this time, management has elected to early adopt the amendments that allow for removal of certain disclosure requirements. Management plans to adopt the amendments that require additional fair value measurement disclosures for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management is currently evaluating the impact of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The net asset value (“NAV”) of a Fund’s shares, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating

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to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Funds’ Boards of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, a Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

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Notes to Financial Statements (Cont.)

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at June 30, 2019, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place

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beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 6, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Tender Option Bond Transactions  In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that is either owned or identified by the Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to the Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from a Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO managed accounts may also contribute municipal bonds to a TOB Trust into which a Fund has contributed Fixed Rate Bonds. If multiple PIMCO managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

A TOB Residual held by a Fund provides the Fund with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued

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Notes to Financial Statements (Cont.)

fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs. The Volcker Rule precludes banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. The Risk Retention Rules require the sponsor to a TOB Trust (e.g, a Fund) to retain at least five percent of the credit risk of the underlying assets supporting to the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect a Fund’s ability to engage in tender option bond trust transactions or increase the costs of such transactions in certain circumstances.

In response to these rules, industry participants explored various structuring alternatives for TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”) and agreed on a new tender option bond structure in which the Funds hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Funds as the TOB residual holders.

The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an interest rate agreed upon with the liquidity provider.

For the period ended June 30, 2019, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*

PIMCO Municipal Income Fund	$93,472	2.14%

PIMCO Municipal Income Fund II	299,283	2.12%

PIMCO Municipal Income Fund III	118,966	2.18%

PIMCO California Municipal Income Fund	86,661	2.18%

PIMCO California Municipal Income Fund II	74,653	2.08%

PIMCO California Municipal Income Fund III	69,918	2.20%

PIMCO New York Municipal Income Fund	38,613	2.02%

PIMCO New York Municipal Income Fund II	27,946	2.14%

*	Annualized

6. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

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Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Convexity is an additional measure used to understand a security’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates and may be positive or negative. Securities with negative convexity may experience greater losses during periods of rising interest rates, and accordingly Funds holding such securities may be subject to a greater risk of losses in periods of rising interest rates.

A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). This is especially true under current economic conditions because interest rates are near historically low levels. Thus, the Funds currently face a heightened level of interest rate risk, especially as the Federal Reserve Board ended its quantitative easing program in October 2014 and raised interest rates several times thereafter before lowering them in July 2019. Interest rates may change in the future depending upon the Federal Reserve Board’s view of economic growth, inflation, employment and other market factors. To the extent the Federal Reserve Board raises interest rates, there is a risk that rates across the financial system may rise. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates. Rising interest rates may result in a decline in value of a Fund’s fixed-income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause a Fund to lose value.

The market values of a Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s

SEMIANNUAL REPORT	JUNE 30, 2019	67

Notes to Financial Statements (Cont.)

clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Manager, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

7. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis,

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advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate(1)

PIMCO Municipal Income Fund	0.705%

PIMCO Municipal Income Fund II	0.685%

PIMCO Municipal Income Fund III	0.705%

PIMCO California Municipal Income Fund	0.705%

PIMCO California Municipal Income Fund II	0.705%

PIMCO California Municipal Income Fund III	0.715%

PIMCO New York Municipal Income Fund	0.770%

PIMCO New York Municipal Income Fund II	0.735%

(1)	Management fees calculated based on the Fund’s average daily NAV (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board (for example, so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expense, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an interested person under Section 2(a)(19) of the Act, (the “Independent Trustees”), with the exception of Mr. Buffington, also serves as a trustee of a number of other closed-end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund, each a closed end management investment company managed by PIMCO that is operated as an “interval fund” (the ”PIMCO Interval Funds”), and PIMCO Managed Accounts Trust, an open-end management investment company with multiple series for which PIMCO serves as investment adviser and administrator (“PMAT” and, together with the PIMCO Closed-End Funds and the PIMCO Interval Funds, the “PIMCO Managed Funds”). In addition, each of the Independent Trustees, with the exception of Mr. Buffington, also serves as a trustee of certain investment companies (together, the “Allianz-Managed Funds”), for which Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), an affiliate of PIMCO, serves as investment manager. Prior to the close of business on September 5, 2014, a predecessor entity of AllianzGI U.S. served as investment manager of PMAT and the PIMCO Closed-End Funds other than PIMCO Energy and Tactical Credit Opportunities Fund. Mr. Buffington does not serve on the Board of any PIMCO Managed or Allianz-Managed Funds other than the Funds. The Funds pay no compensation directly to any Trustee or any other officer who is affiliated with the administrator, all of whom receive remuneration for their services to the Funds from the administrator or its affiliates.

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Notes to Financial Statements (Cont.)

9. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2019, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Municipal Income Fund	$0	$0	$66,975	$49,155

PIMCO Municipal Income Fund II	0	0	118,090	72,733

PIMCO Municipal Income Fund III	0	0	57,887	41,450

PIMCO California Municipal Income Fund	0	0	63,534	39,703

PIMCO California Municipal Income Fund II	0	0	47,186	30,774

PIMCO California Municipal Income Fund III	0	0	58,551	32,976

PIMCO New York Municipal Income Fund	0	0	59,134	40,609

PIMCO New York Municipal Income Fund II	0	0	37,977	26,044

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. PREFERRED SHARES

(a) Auction-Rate Preferred Shares  Each series of Auction-Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically reset every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid at least annually.

For the period ended June 30, 2019, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2019

PIMCO Municipal Income Fund
Series A	1,310	3.740%	2.602%	3.048%
Series B	1,367	3.740%	2.602%	3.048%
Series C	1,294	3.740%	2.602%	3.048%
Series D	1,388	3.740%	2.558%	3.048%
Series E	1,309	3.615%	2.569%	3.080%

PIMCO Municipal Income Fund II
Series A	2,279	3.740%	2.602%	3.048%
Series B	2,577	3.740%	2.602%	3.048%
Series C	2,422	3.740%	2.602%	3.048%
Series D	2,300	3.740%	2.558%	3.048%
Series E	2,353	3.615%	2.569%	3.080%

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Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2019

PIMCO Municipal Income Fund III
Series A	1,018	3.740%	2.602%	3.048%
Series B	1,190	3.740%	2.602%	3.048%
Series C	1,350	3.740%	2.602%	3.048%
Series D	1,334	3.740%	2.558%	3.048%
Series E	1,296	3.615%	2.569%	3.080%

PIMCO California Municipal Income Fund
Series A	1,575	3.740%	2.602%	3.048%
Series B	1,547	3.740%	2.602%	3.048%
Series C	1,703	3.615%	2.569%	3.080%

PIMCO California Municipal Income Fund II
Series A	1,154	3.740%	2.173%	3.048%
Series B	879	3.740%	2.602%	3.048%
Series C	1,235	3.740%	2.602%	3.048%
Series D	926	3.740%	2.558%	3.048%
Series E	953	3.615%	2.569%	3.080%

PIMCO California Municipal Income Fund III
Series A	1,920	3.740%	2.602%	3.048%
Series B	1,995	3.740%	2.558%	3.048%

PIMCO New York Municipal Income Fund
Series A	1,641	3.740%	2.602%	3.048%

PIMCO New York Municipal Income Fund II
Series A	1,178	3.740%	2.602%	3.048%
Series B	1,142	3.615%	2.569%	3.080%

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.

Auction Rate Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since mid-February 2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined for the Funds in the table below.

Applicable %		Reference Rate		Maximum Rate
The higher of 30-day “AA” Composite Commercial Paper Rates
110%[1]	x	OR	=	Maximum Rate for the Funds
The Taxable Equivalent of the Short-Term Municipal Obligation Rate[2]

[1]	150% if all or part of the dividend consists of taxable income or capital gain.
[2]

“Taxable Equivalent of the Short-Term Municipal Obligations Rate” means 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the S&P Municipal Bond 7-day High Grade Rate Index divided by (B) 1.00 minus the Marginal Tax Rate (defined as the maximum marginal regular Federal individual income tax rate applicable to an individual’s or a corporation’s ordinary income, whichever is greater).

The maximum rate is a function of short-term interest rates and is typically higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for each Fund’s common shareholders could be adversely affected.

SEMIANNUAL REPORT	JUNE 30, 2019	71

Notes to Financial Statements (Cont.)

On July 20, 2018, each Fund commenced a voluntary tender offer for up to 100% of its outstanding ARPS at a price equal to 85% of the ARPS’ per share liquidation preference of $25,000 (or $21,250 per share) and any unpaid dividends accrued through the expiration of the tender offers (each, a “Tender Offer”).

On September 12, 2018, each Fund announced the expiration and results of its Tender Offer. Details of the ARPS tendered and not withdrawn for each Fund for the reporting period ended December 31, 2018 are provided in the table below:

Fund Name	Liquidation Preference Per Share	Tender Offer Price Per Share	Price Percentage	Cash Exchanged for ARPS Tendered	ARPS Outstanding as of 6/30/2018	ARPS Tendered	ARPS Outstanding After Tender Offer as of 12/31/2018

PIMCO Municipal Income Fund	$25,000	$21,250	85%	$19,805,000	7,600	932	6,668

PIMCO Municipal Income Fund II	$25,000	$21,250	85%	$58,416,250	14,680	2,749	11,931

PIMCO Municipal Income Fund III	$25,000	$21,250	85%	$29,155,000	7,560	1,372	6,188

PIMCO California Municipal Income Fund	$25,000	$21,250	85%	$24,968,750	6,000	1,175	4,825

PIMCO California Municipal Income Fund II	$25,000	$21,250	85%	$29,176,250	6,520	1,373	5,147

PIMCO California Municipal Income Fund III	$25,000	$21,250	85%	$23,056,250	5,000	1,085	3,915

PIMCO New York Municipal Income Fund	$25,000	$21,250	85%	$5,078,750	1,880	239	1,641

PIMCO New York Municipal Income Fund II	$25,000	$21,250	85%	$17,850,000	3,160	840	2,320

(b) Variable Rate MuniFund Term Preferred Shares  PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund II (each, a “VMTP Fund” and together, the “VMTP Funds”) each has a single series of Variable Rate MuniFund Term Preferred Shares (the “VMTP Shares”), Series 2022, issued on September 18, 2018. In the VMTP Funds’ Statements of Assets and Liabilities, the VMTP Shares’ aggregate liquidation preference is shown as a liability since they are considered debt of the issuer. Costs directly related to the issuance of the VMTP Shares are considered debt issuance costs and are being amortized into interest expense over the life of the VMTP

Shares. The liquidation value of the VMTP Shares in each VMTP Fund’s Statement of Assets and Liabilities is shown as a liability and represents its liquidation preference, which approximates fair value of the shares and is considered level 2 under the fair value hierarchy, less any unamortized debt issuance costs. The VMTP Shares can be redeemed in whole or in part, at their liquidation preference of $100,000 per share plus any accumulated, unpaid dividends, plus an optional redemption premium for certain optional redemptions that occur within one year of the issuance date of the VMTP Shares. The VMTP Shares are subject to a mandatory term redemption date of March 18, 2022, subject to each VMTP Fund’s right to extend the term with the consent of the holders of the VMTP Shares. There is no assurance that the term of the VMTP Shares will be extended.

Dividends paid with respect to the VMTP Shares, which are payable monthly, are treated as interest expense, are accrued daily and are reflected as a component of interest expense in the Statements of Operations. For the period ended June 30, 2019, the average amount of the VMTP Shares outstanding, interest expense related to the dividends paid to VMTP Shares and the daily weighted average interest rate (calculated from issuance date), including issuance costs, can be found in the table below.

Fund Name	Average VMTP Shares Outstanding	Interest Expense†	Weighted Average Interest Rate*[1]

PIMCO Municipal Income Fund	233	$323	2.81%

PIMCO Municipal Income Fund II	687	934	2.76

PIMCO Municipal Income Fund III	343	470	2.78

PIMCO California Municipal Income Fund	293	404	2.79

PIMCO California Municipal Income Fund II	343	470	2.78

PIMCO California Municipal Income Fund III	271	374	2.80

PIMCO New York Municipal Income Fund II	210	293	2.83

†	Amounts in thousands.
*	The rate presented is inclusive of the amortized debt issuance cost. As a result, the rate shown may not fall into the range presented in the table below.
[1]	Annualized

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Each VMTP Fund is subject to certain limitations and restrictions while the VMTP Shares are outstanding. Failure to comply with these limitations and restrictions could preclude a VMTP Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of the VMTP Shares at their liquidation preference plus any accumulated, unpaid dividends and other distributions. Any resulting suspension of payment of common share dividends may result in a tax penalty for the applicable VMTP Fund and, in certain circumstances, the loss of treatment as a regulated investment company. Any such mandatory redemption will be conducted on a pro rata basis among each series of the VMTP Shares and the ARPS based upon the proportion that the aggregate liquidation preference of any series bears to the aggregate liquidation preference of all outstanding series of such Fund’s preferred shares. Under the terms of a purchase agreement between each VMTP Fund and the investor in the VMTP Shares, each VMTP Fund is subject to various investment requirements while the VMTP shares are outstanding. These requirements may be more restrictive than those to which the VMTP Fund is otherwise subject in accordance with its investment objectives and policies. In addition, each VMTP Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the VMTP Shares, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the VMTP Fund by the Act.

Each VMTP Fund is required to maintain certain asset coverage with respect to all outstanding senior securities of the VMTP Fund which are stocks for purposes of the Act, including the VMTP Shares and ARPS, as set forth in such VMTP Fund’s governing documents and the Act. One such requirement under the Act is that a VMTP Fund is not permitted to declare or pay common share dividends unless immediately thereafter the VMTP Fund has a minimum asset coverage ratio of 200% with respect to all outstanding senior securities of the Fund which are stocks for purposes of the Act after deducting the amount of such common share dividends. The asset coverage per share for each VMTP Fund is reported in the Financial Highlights and is disclosed as the product of the asset coverage ratio as of period end and the current liquidation preference.

With respect to the payment of dividends and as to the distribution of assets of each VMTP Fund, ARPS and the VMTP Shares rank on parity with each other, and are both senior in priority to the VMTP Fund’s outstanding common shares. Holders of preferred shares of each VMTP Fund, who are entitled to one vote per share, including holders of VMTP Shares and ARPS, generally vote together as one class with the common shareholders of each VMTP Fund, but Preferred shareholders (VMTP Shares and ARPS together) vote separately as a class to elect two Trustees of each VMTP Fund, as required by the Act, and on certain matters adversely affecting the rights of preferred shareholders. Under the 1940 Act, preferred shareholders, including holders of the VMTP Shares and ARPS, are also entitled to elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years.

The VMTP Shares’ Dividend Rate is determined over the course of a seven-day period, which generally commences each Thursday and ends the following Wednesday (the “Rate Period”). The dividends per share for VMTP Shares for a given Rate Period are dependent on the Dividend Rate for that Rate Period. The Dividend Rate is equal to the greater of (i) the sum of the Index Rate1 plus the Applicable Spread2 for the Rate Period, and (ii) the sum of the product of the Index Rate multiplied by the Applicable Multiplier3 for such Rate Period plus 0.97%. The dividend per VMTP Share for the Rate Period is then determined as described in the table below.4

Dividend Rate		Rate Period Fraction		VMTP Shares Liquidation Preference		Dividend
		Number of days in the Rate Period (or a part thereof)
Dividend Rate	x	Divided by	x	100,000	=	Dividends per VMTP Share
		Total number of days in the year

[1]

The Index Rate is determined by reference to a weekly, high-grade index comprised of seven-day, tax-exempt variable rate demand notes, generally the Securities Industry and Financial Markets Association Municipal Swap Index.

[2]	The Applicable Spread for a Rate Period is a percentage per year that is based on the long term rating most recently assigned by the applicable ratings agency to the VMTP Shares.
[3]	The Applicable Multiplier for a Rate Period is a percentage that is based on the long term rating most recently assigned by the applicable ratings agency to the VMTP Shares.
[4]	The Dividend Rate will in no event exceed 15% per year.

SEMIANNUAL REPORT	JUNE 30, 2019	73

Notes to Financial Statements (Cont.)

For the period ended June 30, 2019, the annualized dividend rate on the VMTP Shares ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2019

PIMCO Municipal Income Fund

Series 2022	233	3.270%	2.250%	2.870%

PIMCO Municipal Income Fund II

Series 2022	687	3.270%	2.250%	2.870%

PIMCO Municipal Income Fund III

Series 2022	343	3.270%	2.250%	2.870%

PIMCO California Municipal Income Fund

Series 2022	293	3.270%	2.250%	2.870%

PIMCO California Municipal Income Fund II

Series 2022	343	3.270%	2.250%	2.870%

PIMCO California Municipal Income Fund III

Series 2022	271	3.270%	2.250%	2.870%

PIMCO New York Municipal Income Fund II
Series 2022	210	3.270%	2.250%	2.870%

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2019, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended December 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Municipal Income Fund	$0	$0
PIMCO Municipal Income Fund II	3,744	0
PIMCO Municipal Income Fund III	0	0
PIMCO California Municipal Income Fund	888	0
PIMCO California Municipal Income Fund II	0	0
PIMCO California Municipal Income Fund III	777	0
PIMCO New York Municipal Income Fund	600	2
PIMCO New York Municipal Income Fund II	2,752	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

74	PIMCO CLOSED-END FUNDS

June 30, 2019 (Unaudited)

As of June 30, 2019, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO Municipal Income Fund	$570,603	$54,967	$(3,509)	$51,458
PIMCO Municipal Income Fund II	1,323,704	110,589	(2,801)	107,788
PIMCO Municipal Income Fund III	617,682	59,437	(1,262)	58,175
PIMCO California Municipal Income Fund	473,982	32,371	(10)	32,361
PIMCO California Municipal Income Fund II	483,912	46,161	(10)	46,151
PIMCO California Municipal Income Fund III	397,087	27,095	(10)	27,085
PIMCO New York Municipal Income Fund	165,656	9,802	(265)	9,537
PIMCO New York Municipal Income Fund II	216,233	16,325	(442)	15,883

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

15. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 1, 2019, the following distributions were declared to common shareholders payable August 1, 2019 to shareholders of record on July 12, 2019:

PIMCO Municipal Income Fund	$0.059670 per common share

PIMCO Municipal Income Fund II	$0.065000 per common share

PIMCO Municipal Income Fund III	$0.050733 per common share

PIMCO California Municipal Income Fund	$0.077000 per common share

PIMCO California Municipal Income Fund II	$0.035000 per common share

PIMCO California Municipal Income Fund III	$0.041850 per common share

PIMCO New York Municipal Income Fund	$0.053010 per common share

PIMCO New York Municipal Income Fund II	$0.040045 per common share

On August 1, 2019, the following distributions were declared to common shareholders payable September 3, 2019 to shareholders of record on August 12, 2019:

PIMCO Municipal Income Fund	$0.059670 per common share

PIMCO Municipal Income Fund II	$0.065000 per common share

PIMCO Municipal Income Fund III	$0.050733 per common share

PIMCO California Municipal Income Fund	$0.077000 per common share

PIMCO California Municipal Income Fund II	$0.035000 per common share

PIMCO California Municipal Income Fund III	$0.041850 per common share

PIMCO New York Municipal Income Fund	$0.053010 per common share

PIMCO New York Municipal Income Fund II	$0.040045 per common share

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	JUNE 30, 2019	75

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:

FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	FHA	Federal Housing Administration

AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:

TBA	To-Be-Announced

76	PIMCO CLOSED-END FUNDS

Changes to Boards of Trustees

(Unaudited)

Effective January 1, 2019, Craig Dawson resigned from the Board.

Effective January 1, 2019, Sarah Cogan was appointed by the Board as a Trustee of the Fund.

Effective January 1, 2019, David Fisher was appointed by the Board as a Trustee of the Fund.

SEMIANNUAL REPORT	JUNE 30, 2019	77

Approval of Investment Management Agreement

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of Trustees (the “Board” or the “Trustees”) and a majority of the Trustees who are not “interested persons” of each of PIMCO Municipal Income Fund (“PMF”), PIMCO Municipal Income Fund II (“PML”), PIMCO Municipal Income Fund III (“PMX”), PIMCO New York Municipal Income Fund (“PNF”), PIMCO New York Municipal Income Fund II (“PNI”), PIMCO California Municipal Income Fund (“PCQ”), PIMCO California Municipal Income Fund II (“PCK”), and PIMCO California Municipal Income Fund III (“PZC”) (each, a “Fund” and, collectively, the “Funds”), as that term is defined in the 1940 Act (the “Independent Trustees”), voting separately, annually approve the continuation of the Investment Management Agreement between each Fund and Pacific Investment Management Company LLC (“PIMCO”) (each, an “Agreement”). At an in-person meeting held on June 18, 2019 (the “Approval Meeting”), the Board, including the Independent Trustees, formally considered and unanimously approved the continuation of each Agreement for an additional one-year period commencing on August 1, 2019.

In addition to the Approval Meeting, the annual contract review process with respect to each Agreement also involved multiple planning discussions and meetings of the Contracts Committees of the Board (collectively, the “Committee”) to ensure that (i) PIMCO would have time to respond to any questions from the Independent Trustees resulting from their initial review of the contract review materials and (ii) the Independent Trustees would have time to consider those responses (the Approval Meeting, together with such planning discussions and Committee meetings, the “Contract Renewal Meetings”). Throughout the process, the Independent Trustees received legal advice from independent legal counsel that is experienced in 1940 Act matters and independent of PIMCO (“Independent Counsel”), and with whom they met separately from PIMCO during the Contract Renewal Meetings. Representatives from Fund management attended portions of the Contract Renewal Meetings. The Committee also received and reviewed a memorandum from Independent Counsel regarding the Trustees’ responsibilities in evaluating each Agreement.

In connection with their deliberations regarding the proposed continuation of the Agreements for each Fund, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees also considered the nature, quality and extent of the various investment management, administrative and other services performed by PIMCO under the Agreements.

In evaluating each Agreement, the Board, including the Independent Trustees, reviewed extensive materials provided by PIMCO in response to questions submitted by the Independent Trustees and Independent

Counsel, and met with senior representatives of PIMCO regarding its personnel, operations, and financial condition as they relate to the Funds. The Trustees also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year, including reports on investment performance based on net asset value, common share market price and distribution yield, use of leverage, information regarding share price premiums and/or discounts, portfolio risk, and other portfolio information for each Fund, as well as periodic reports on, among other matters, pricing and valuation; quality and cost of portfolio trade execution; compliance; and shareholder and other services provided by PIMCO and its affiliates. To assist with their review, the Trustees reviewed summaries prepared by PIMCO assigning a quadrant placement to each Fund (the “Fund Scoring Summaries”) based on an average of seven measures, including fees/expenses versus performance (one-year, three-year and five-year performance for the periods ended December 31, 2018, in each case, versus a Fund’s management fees or total expense ratio), and distribution yield quartile rank within its Broadridge Performance Universe (as defined below) for the one-year period ended December 31, 2018. The Fund Scoring Summaries were based on net assets, one showing total expenses inclusive of interest and borrowing expenses and the other showing total expenses exclusive of interest and borrowing expenses. They also considered fund cards for each Fund including, among other information, performance based on net asset value and market value (both absolute and compared against its Broadridge Performance Universe (as defined below)), investment objective and strategy, portfolio managers, assets under management, outstanding leverage, share price premium and/or discount information, annual fund operating expenses, total expense ratio and management fee comparisons between the Fund and its Broadridge Expense Group (as defined below) and trends in profitability to PIMCO from its advisory relationship with each Fund.

The Trustees’ conclusions as to the continuation of each Agreement were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees evaluated information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services

As part of their review, the Trustees received and considered descriptions of various functions performed by PIMCO for the Funds, such as portfolio management, compliance monitoring, portfolio

78	PIMCO CLOSED-END FUNDS

(Unaudited)

trading practices, and oversight of third party service providers. They also considered information regarding the overall organization and business functions of PIMCO, including, without limitation, information regarding senior management, portfolio managers and other personnel providing or proposed to provide investment management, administrative and other services, and corporate ownership and business operations unrelated to the Funds. The Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Funds. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Funds; information regarding the Funds’ use of leverage; the ability of PIMCO to attract and retain capable personnel; the background and capabilities of the senior management and staff of PIMCO; employee compensation; and the operational infrastructure, including technology and systems, of PIMCO.

In addition, the Trustees noted the extensive range of services that PIMCO provides to the Funds beyond investment management services. In this regard, the Trustees reviewed the extent and quality of PIMCO’s services with respect to regulatory compliance and ability to comply with the investment policies of the Funds; the compliance programs and risk controls of PIMCO; the specific contractual obligations of PIMCO pursuant to the Agreement; the nature, extent, and quality of the supervisory and administrative services PIMCO is responsible for providing to the Funds; PIMCO’s risk management function; and conditions that might affect PIMCO’s ability to provide high-quality services to the Funds in the future under the Agreement, including, but not limited to, PIMCO’s financial condition and operational stability. The Trustees also took into account the entrepreneurial and business risk PIMCO has undertaken as investment manager and sponsor of the Funds for which it is entitled to reasonable compensation. Specifically, the Trustees considered that PIMCO’s responsibilities include continual management of investment, operational, enterprise, legal, regulatory, and compliance risks as they relate to the Funds. The Trustees also noted PIMCO’s activities under its contractual obligation to oversee the Funds’ various outside service providers, including its negotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. It also considered PIMCO’s ongoing development of its own infrastructure and information technology to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management.

Based on the foregoing, the Trustees concluded that PIMCO’s investment process, research capabilities and philosophy were well suited to each Fund given its investment objective and policies, and that PIMCO would be able to continue to meet any reasonably foreseeable obligations under the Agreement, and that PIMCO would otherwise be able to provide services to each Fund of sufficient extent and quality.

Fee and Expense Information

In assessing the reasonableness of each Fund’s fees and expenses under the Agreement, the Trustees considered, among other information, the Fund’s management fee and its total expense ratio as a percentage of average net assets attributable to common shares and as a percentage of average managed assets (including assets attributable to common shares and leverage outstanding), in comparison to information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), including the management fees and other expenses of a smaller sample of comparable funds with different investment advisers identified by Broadridge (for each Fund, its “Broadridge Expense Group”) as well as of a larger sample of comparable funds identified by Broadridge (for each Fund, its “Broadridge Expense Universe”). In each case, the total expense ratio information was provided both inclusive and exclusive of interest and borrowing expenses. Fund-specific comparative fees/expenses reviewed by the Trustees are discussed below. The Fund-specific fee and expense results discussed below were prepared and provided by Broadridge and were not independently verified by the Trustees.

The Trustees noted that, while the Funds are not currently charged a separate administration fee (recognizing that their management fees include a component for administrative services under the unitary fee arrangements), it was not clear in all cases whether the peer funds in the Broadridge expense categories were separately charged such a fee by their investment managers, so that the total expense ratio, as opposed to any individual expense component, represented the most relevant comparison. In addition, the Trustees considered current Fund asset levels as compared to prior years. The Trustees also considered that the total expense ratio seems to provide a more apt comparison than a Fund’s management fee because the Funds’ unitary fee arrangements cover other supervisory and administrative services required by the Fund that are typically paid for or incurred by peer closed-end funds directly in addition to a fund’s management fee (such as fees and expenses, “Operating Expenses”), as discussed below. It was noted that the total expense ratio comparisons reflect the effect of expense waivers/reimbursements, if any. The Trustees considered total expense ratio comparisons both including and excluding interest and borrowing expenses. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the Broadridge Expense Groups and Broadridge Expense Universes presented for comparison with the Funds.

To the extent applicable, the Trustees considered information regarding the investment performance and fees for other funds and accounts managed by PIMCO, if any, with similar investment strategies to those

SEMIANNUAL REPORT	JUNE 30, 2019	79

Approval of Investment Management Agreement (Cont.)

of the Funds. The Trustees considered information provided by PIMCO indicating that, in comparison to certain other products managed by PIMCO, including open-end funds and exchange traded funds, there are additional portfolio management challenges in managing closed-end funds such as the Funds. For example, the challenges associated with managing closed-end funds may include less liquid holdings, the use of leverage, issues relating to trading on a national exchange and attempting to meet a regular dividend. The Trustees were advised by PIMCO that, in light of these additional challenges, different pricing structures between closed-end funds and other products managed by PIMCO are to be expected, and that comparisons of pricing structures across these products may not always be apt comparisons, even where other products have similar investment objectives and strategies to those of the Funds.

The Trustees also took into account that all Funds have preferred shares outstanding, which increases the amount of management fees payable by each Fund under the Agreement (because each Fund’s fees are calculated based on net assets, including assets attributable to preferred shares outstanding). In this regard, the Trustees took into account that PIMCO has a financial incentive for the Funds to continue to use leverage in the form of preferred shares, which may create a conflict of interest between PIMCO, on one hand, and the Funds’ common shareholders, on the other. Therefore, the Trustees noted that the total fees paid by each Fund to PIMCO under the Fund’s unitary fee arrangement would therefore vary more with increases and decreases in applicable leverage attributable to preferred shares incurred by the Fund than under a non-unitary fee arrangement, all other things being equal. The Trustees considered information provided by PIMCO and related presentations as to why each Fund’s use of leverage continues to be appropriate and in the best interests of the respective Fund under current market conditions. The Trustees took into account that each of the Funds conducted a voluntary tender offer for its auction rate preferred shares (“ARPS”), which was completed on September 11, 2018 and resulted in a portion of each Fund’s ARPS being redeemed at a discount to their liquidation preference (i.e., face value), and that the redeemed leverage for each of PCQ, PCK, PZC, PMF, PML, PMX and PNI was effectively replaced through the issuance of a new type of preferred share by the Fund and the redeemed leverage for PNF was effectively replaced through another form of leverage. The Trustees also considered PIMCO’s representation that it will use leverage for the Funds solely as it determines to be in the best interests of the Funds from an investment perspective and without regard to the level of compensation PIMCO receives.

The Trustees noted that, for each Fund, the contractual management fee rate for the Fund under its unitary fee arrangement was above the median contractual management fees of the other funds in its Broadridge Expense Group, calculated both on average net assets and on average managed assets. However, in this regard, the Trustees took into account that each Fund’s unitary fee arrangement covers substantially all of the Fund’s Operating Expenses and therefore, all other things being equal, would tend to be higher than the contractual management fee rates of other funds in the applicable Broadridge Expense Group, which generally do not have a unitary fee structure and bear Operating Expenses directly and in addition to the management fee. The Trustees determined that a review of each Fund’s total expense ratio with the total expense ratios of peer funds would generally provide more meaningful comparisons than considering contractual management fee rates in isolation.

In this regard, the Trustees noted PIMCO’s view that the unitary fee arrangements have benefited and will continue to benefit common shareholders because they provide a management fee expense structure (including Operating Expenses) that is essentially fixed for the duration of the contractual period as a percentage of net assets (including assets attributable to preferred shares), making it more predictable under ordinary circumstances in comparison to other fee and expense structures, under which the Funds’ Operating Expenses (including certain third-party fees and expenses) could vary significantly over time. The Trustees also considered that the unitary fee arrangements generally insulate the Funds and common shareholders from increases in applicable third-party and certain other expenses because PIMCO, rather than the Funds, would bear the risk of such increases (though the Trustees also noted that PIMCO would benefit from any reductions in such expenses). In this regard, the Trustees considered that PIMCO (and not the Funds) bore expenses under the unitary fee associated with a contested Trustee election and proxy contest for each Fund during the year under review.

Performance Information

Fund-specific comparative performance results for the Funds reviewed by the Trustees are discussed below. With respect to investment performance, the Trustees considered information regarding each Fund’s short-, intermediate- and long-term performance based on net asset value and market value, as applicable, net of the Fund’s fees and expenses, both on an absolute basis and relative to the performance of its Broadridge Performance Universe (as defined below). The Trustees considered information provided by Broadridge for the Funds regarding the investment performance of a group of funds with investment classifications/objectives comparable to those of each Fund (for each Fund, its “Broadridge Performance Universe”). The comparative performance information was prepared and provided by Broadridge and was not independently verified by the Trustees. The Trustees also considered information regarding the Funds’ comparative yields and risk-adjusted returns. To the extent a Fund outperformed its Broadridge Performance Universe, the Trustees considered information from

80	PIMCO CLOSED-END FUNDS

(Unaudited)

PIMCO regarding the risks undertaken by each Fund, including the use of leverage, and PIMCO’s management and oversight of the Funds’ risk profiles.

In addition, it was noted that the Trustees considered matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting (by both the Board and its Performance Committee).

Profitability, Economies of Scale, and Fall-out Benefits

The Trustees considered estimated profitability analyses provided by PIMCO, which included, among other information, (i) PIMCO’s estimated pre- and post-distribution operating margin for each Fund, as well as PIMCO’s estimated pre- and post-distribution operating margin for all of the closed-end funds advised by PIMCO, including the Funds (collectively, the “Estimated Margins”), in each case for the one-year period ended December 31, 2018; (ii) a year-over-year comparison of PIMCO’s Estimated Margins for the one-year periods ended December 31, 2018, and December 31, 2017; and (iii) an overview of PIMCO’s average fee rates with respect to all of the closed-end funds advised by PIMCO, including the Funds, compared to PIMCO’s average fee rates with respect to its other clients, including PIMCO-advised separate accounts, open-end funds and hedge funds and private equity funds. The Trustees also took into account explanations from PIMCO regarding how certain corporate and shared expenses were allocated among the Funds and other funds and accounts managed by PIMCO for purposes of developing profitability estimates. Based on the profitability analyses provided by PIMCO, the Trustees determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

The Trustees also considered information regarding possible economies of scale in the operation of the Funds, including in connection with at-the-market offerings contemplated by certain Funds. The Trustees took into account that the Funds do not currently have any breakpoints in their management fees. The Trustees considered that, as closed-end investment companies, the Funds do not continually offer new shares to raise additional assets (as does a typical open-end investment company), but may raise additional assets through periodic shelf offerings and may also experience asset growth through investment performance and/or the increased use of leverage. The Trustees noted that PIMCO shares the benefits of potential economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unitary fee arrangements provide inherent economies of scale because a Fund maintains competitive fixed unitary fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unitary fee arrangements, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unitary fee arrangements protect shareholders from a rise in operating costs that may result from, including, among other things, PIMCO’s investments in various business enhancements and infrastructure. The Trustees noted that PIMCO has made extensive investments in these areas.

Additionally, the Trustees considered so-called “fall-out benefits” to PIMCO, such as reputational value derived from serving as investment manager to the Funds and research, statistical and quotation services PIMCO may receive from broker-dealers executing the Funds’ portfolio transactions on an agency basis.

Fund-by-fund Analysis

With regard to the investment performance of each Fund and the fees charged to each Fund, the Board considered the following information. With respect to performance quintile rankings for a Fund compared to its Broadridge Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. Among other information, the Trustees took into account the following regarding particular Funds.

PMF

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 59 funds for one-year, three-year and five-year performance and 52 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2018.

The Trustees noted that the Broadridge Expense Group for the Fund consisted of a total of 14 funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Broadridge Expense Group ranged from $129.4 million to $596.4 million, and that 10 of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Broadridge Expense Universe for the Fund consisted of a total of 59 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its

SEMIANNUAL REPORT	JUNE 30, 2019	81

Approval of Investment Management Agreement (Cont.)

Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PML

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 59 funds for one-year, three-year and five-year performance and 52 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2018.

The Trustees noted that the Broadridge Expense Group for the Fund consisted of a total of 14 funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Broadridge Expense Group ranged from $129.4 million to $728.2 million, and that no funds in the group were larger in asset size than the Fund. The Trustees noted that the Broadridge Expense Universe for the Fund consisted of a total of 59 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PMX

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 59 funds for one-year, three-year and five-year performance and 52 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2018.

The Trustees noted that the Broadridge Expense Group for the Fund consisted of a total of 14 funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Broadridge Expense Group ranged from $129.4 million to $596.4 million, and that eight of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Broadridge Expense Universe for the Fund consisted of a total of 59 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PCQ

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 17 funds for one-year, three-year and five-year performance and 16 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2018.

The Trustees noted that the Broadridge Expense Group for the Fund consisted of a total of seven funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Broadridge Expense Group ranged from $33.9 million to $328.6 million, and that three of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Broadridge Expense Universe for the Fund consisted of a total of 17 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average net assets was below the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average managed assets was at the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group.

PCK

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 17 funds for one-year, three-year and five-year

82	PIMCO CLOSED-END FUNDS

(Unaudited)

performance and 16 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2018.

The Trustees noted that the Broadridge Expense Group for the Fund consisted of a total of seven funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Broadridge Expense Group ranged from $33.9 million to $328.6 million, and that two of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Broadridge Expense Universe for the Fund consisted of a total of 17 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average net assets was below the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average managed assets was at the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group.

PZC

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 17 funds for one-year, three-year and five-year performance and 16 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2018.

The Trustees noted that the Broadridge Expense Group for the Fund consisted of a total of seven funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Broadridge Expense Group ranged from $33.9 million to $328.6 million, and that three of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Broadridge Expense Universe for the Fund consisted of a total of 17 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average managed assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average net assets was below the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average managed assets was at the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group.

PNF

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 18 funds for one-year, three-year and five-year performance and 17 funds for ten-year performance, the Trustees noted that the Fund had fourth quintile performance for the one-year period and first quintile performance for the three-year, five-year and ten-year periods ended December 31, 2018.

The Trustees noted that the Broadridge Expense Group for the Fund consisted of a total of six funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Broadridge Expense Group ranged from $55.6 million to $283.4 million, and that one of the funds in the group was larger in asset size than the Fund. The Trustees noted that the Broadridge Expense Universe for the Fund consisted of a total of 18 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

SEMIANNUAL REPORT	JUNE 30, 2019	83

Approval of Investment Management Agreement (Cont.)

(Unaudited)

PNI

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 18 funds for one-year, three-year and five-year performance and 17 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2018.

The Trustees noted that the Broadridge Expense Group for the Fund consisted of a total of six funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Broadridge Expense Group ranged from $55.6 million to $283.4 million, and that one of the funds in the group was larger in asset size than the Fund. The Trustees noted that the Broadridge Expense Universe for the Fund consisted of a total of 18 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

Conclusion

After reviewing these and other factors described herein, the Trustees concluded, with respect to each Fund, within the context of their overall conclusions regarding the Agreements, and based on the information provided and related representations made by management, and in their business judgment, that they were satisfied with PIMCO’s responses and efforts relating to the investment performance of the Funds. The Trustees also concluded that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent and quality of services provided by PIMCO. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the interests of each Fund and its shareholders, and should be approved.

84	PIMCO CLOSED-END FUNDS

General Information

Investment Manager

Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar for Common Shares

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Auction Agent, Transfer Agent, Dividend Paying Agent and Registrar for Auction Rate Preferred Shares

Deutsche Bank Trust Company Americas

60 Wall Street, 16th Floor

New York, NY 10005.

Transfer Agent, Dividend Paying Agent and Registrar for Variable Rate MuniFund Term Preferred Shares

The Bank of New York Mellon

240 Greenwich Street, 7E

New York, New York 10286

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

CEF4012SAR_063019

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	None.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund

By:	/s/ Eric D. Johnson

Eric D. Johnson
President (Principal Executive Officer)

Date:	August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric D. Johnson

Eric D. Johnson
President (Principal Executive Officer)

Date:	August 27, 2019

By:	/s/ Bradley Todd

Bradley Todd
Treasurer (Principal Financial & Accounting Officer)

Date:	August 27, 2019